UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-06322

Exact name of registrant as specified in charter:	Delaware Pooled® Trust

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	October 31

Date of reporting period:	January 31, 2019

Item 1. Schedule of Investments.

Schedule of investments

Macquarie Institutional Portfolios — Macquarie Core Plus Bond Portfolio
January 31, 2019 (Unaudited)

	Principal	Value
	amount°	(US $)
Agency Asset-Backed Security – 0.04%
Fannie Mae Grantor Trust
Series 2003-T4 2A5
4.659% 9/26/33 ●	78,321	$85,222
Total Agency Asset-Backed Security
(cost $77,688)		85,222

Agency Collateralized Mortgage Obligations – 3.89%
Fannie Mae Connecticut
Avenue Securities
Series 2017-C01 1M1
3.81% (LIBOR01M +
1.30%) 7/25/29 ●	38,411	38,549
Series 2017-C04 2M2
5.36% (LIBOR01M +
2.85%) 11/25/29 ●	90,000	93,131
Series 2018-C01 1M2
4.76% (LIBOR01M +
2.25%, Floor 2.25%)
7/25/30 ●	135,000	136,114
Series 2018-C02 2M2
4.71% (LIBOR01M +
2.20%, Floor 2.20%)
8/25/30 ●	120,000	119,761
Series 2018-C03 1M2
4.66% (LIBOR01M +
2.15%, Floor 2.15%)
10/25/30 ●	130,000	130,000
Series 2018-C05 1M2
4.86% (LIBOR01M +
2.35%, Floor 2.35%)
1/25/31 ●	125,000	125,292
Fannie Mae REMIC Trust
Series 2004-W11 1A2
6.50% 5/25/44	17,346	19,398
Fannie Mae REMICs
Series 2008-15 SB
4.09% (6.60% minus
LIBOR01M, Cap 6.60%)
8/25/36 Σ●	15,874	2,534
Series 2011-118 DC
4.00% 11/25/41	216,594	223,335
Series 2012-44 IK
3.50% 12/25/31 Σ	32,947	3,274
Series 2012-128 IC
3.00% 11/25/32 Σ	349,980	44,496
Series 2012-128 IY
3.00% 11/25/32 Σ	333,085	44,484
Series 2012-132 AI
3.00% 12/25/27 Σ	200,793	16,667
Series 2012-137 AI
3.00% 12/25/27 Σ	322,532	27,488
Series 2012-139 NS 4.19%
(6.70% minus LIBOR01M,
Cap 6.70%) 12/25/42 Σ●	138,424	29,546
Series 2012-146 IO
3.50% 1/25/43 Σ	306,988	60,603
Series 2012-149 IC
3.50% 1/25/28 Σ	211,406	20,322
Series 2013-1 YI
3.00% 2/25/33 Σ	280,472	36,550
Series 2013-7 EI
3.00% 10/25/40 Σ	80,161	8,899
Series 2013-26 ID
3.00% 4/25/33 Σ	48,473	6,666
Series 2013-35 IB
3.00% 4/25/33 Σ	200,156	25,811
Series 2013-35 IG
3.00% 4/25/28 Σ	144,361	12,465
Series 2013-38 AI
3.00% 4/25/33 Σ	46,522	5,717
Series 2013-44 DI
3.00% 5/25/33 Σ	125,952	17,417
Series 2013-55 AI
3.00% 6/25/33 Σ	188,657	23,460
Series 2013-103 SK 3.41%
(5.92% minus LIBOR01M,
Cap 5.92%) 10/25/43 Σ●	230,787	45,466
Series 2014-76 IO
3.50% 11/25/39 Σ	327,538	22,958
Series 2015-89 AZ
3.50% 12/25/45	21,224	21,479
Series 2016-20 DI
3.50% 4/25/31 Σ	1,405,539	178,027
Series 2016-33 DI
3.50% 6/25/36 Σ	260,705	38,289
Series 2016-50 IB
3.00% 2/25/46 Σ	83,495	12,365
Series 2016-51 LI
3.00% 8/25/46 Σ	395,578	55,878
Series 2016-62 SA
3.49% (6.00% minus
LIBOR01M, Cap 6.00%)
9/25/46 Σ●	327,134	63,038
Series 2016-74 GS
3.49% (6.00% minus
LIBOR01M, Cap 6.00%)
10/25/46 Σ●	78,631	14,494
Series 2016-99 DI
3.50% 1/25/46 Σ	83,239	14,809

(continues)       NQ-DPT-164 [1/19] 3/19 (764817) 1

Schedule of investments

Macquarie Institutional Portfolios — Macquarie Core Plus Bond Portfolio (Unaudited)

	Principal	Value
	amount°	(US $)
Agency Collateralized Mortgage Obligations (continued)
Fannie Mae REMICs
Series 2016-105 SA 3.49%
(6.00% minus LIBOR01M,
Cap 6.00%) 1/25/47 Σ●	171,953	$30,559
Series 2017-11 EI
3.00% 3/25/42 Σ	228,582	31,739
Series 2017-12 JI
3.50% 5/25/40 Σ	68,283	8,360
Series 2017-15 NZ
3.50% 3/25/47	32,078	32,028
Series 2017-16 SM 3.54%
(6.05% minus LIBOR01M,
Cap 6.05%) 3/25/47 Σ●	277,568	47,908
Series 2017-40 GZ
3.50% 5/25/47	51,027	51,667
Series 2017-61 TB
3.00% 8/25/44	45,000	43,056
Series 2017-88 EI
3.00% 11/25/47 Σ	223,221	31,291
Series 2017-88 IE
3.00% 11/25/47 Σ	190,903	26,656
Series 2017-99 IE
3.00% 12/25/47 Σ	271,405	38,750
Freddie Mac REMICs
Series 4050 EI
4.00% 2/15/39 Σ	125,296	10,895
Series 4109 AI
3.00% 7/15/31 Σ	267,071	23,995
Series 4120 MI
3.00% 10/15/32 Σ	72,799	10,369
Series 4121 AI
3.50% 10/15/42 Σ	279,665	55,800
Series 4135 AI
3.50% 11/15/42 Σ	3,733,879	774,330
Series 4146 IA
3.50% 12/15/32 Σ	110,116	16,803
Series 4150 IO
3.50% 1/15/43 Σ	319,713	65,606
Series 4150 UI
3.50% 8/15/32 Σ	129,733	12,359
Series 4161 IM
3.50% 2/15/43 Σ	55,068	10,988
Series 4181 DI
2.50% 3/15/33 Σ	75,206	8,931
Series 4184 GS
3.611% (6.12% minus
LIBOR01M, Cap 6.12%)
3/15/43 Σ●	126,384	25,958
Series 4185 LI
3.00% 3/15/33 Σ	50,773	7,091
Series 4186 IB
3.00% 3/15/33 Σ	163,032	20,782
Series 4186 JI
3.00% 3/15/33 Σ	224,723	25,928
Series 4188 JI
3.00% 4/15/33 Σ	228,930	25,556
Series 4191 CI
3.00% 4/15/33 Σ	50,756	6,877
Series 4218 AI
3.00% 6/15/33 Σ	191,192	25,269
Series 4494 SA 3.671%
(6.18% minus LIBOR01M,
Cap 6.18%) 7/15/45 Σ●	58,928	11,790
Series 4543 HI
3.00% 4/15/44 Σ	72,082	10,982
Series 4580 MI
3.50% 2/15/43 Σ	70,644	9,128
Series 4581 LI
3.00% 5/15/36 Σ	64,723	7,747
Series 4618 SA
3.491% (6.00% minus
LIBOR01M, Cap 6.00%)
9/15/46 Σ●	83,452	16,415
Series 4623 MS 3.491%
(6.00% minus LIBOR01M,
Cap 6.00%) 10/15/46 Σ●	81,818	14,161
Series 4625 BI
3.50% 6/15/46 Σ	256,221	47,466
Series 4627 PI
3.50% 5/15/44 Σ	301,892	36,407
Series 4648 SA 3.491%
(6.00% minus LIBOR01M,
Cap 6.00%) 1/15/47 Σ●	193,553	35,534
Series 4655 WI
3.50% 8/15/43 Σ	157,689	22,393
Series 4657 PS 3.491%
(6.00% minus LIBOR01M,
Cap 6.00%) 2/15/47 Σ●	156,273	28,142
Series 4663 AI
3.00% 3/15/42 Σ	145,466	19,135
Series 4663 HZ
3.50% 3/15/47	1,085,362	1,049,182
Series 4667 LI
3.50% 10/15/43 Σ	77,339	10,685
Series 4673 WI
3.50% 9/15/43 Σ	639,903	91,051
Series 4676 KZ
2.50% 7/15/45	52,234	45,408
Series 4703 CI
3.50% 7/15/42 Σ	232,753	28,466
Freddie Mac Strips
Series 304 C38
3.50% 12/15/27 Σ	121,278	10,357

2 NQ-DPT-164 [1/19] 3/19 (764817)

(Unaudited)

	Principal	Value
	amount°	(US $)
Agency Collateralized Mortgage Obligations (continued)
Freddie Mac Structured
Agency Credit Risk Debt
Notes
Series 2017-DNA1 M2
5.76% (LIBOR01M +
3.25%, Floor 3.25%)
7/25/29 ●	250,000	$268,328
Series 2017-DNA3 M2
5.01% (LIBOR01M +
2.50%) 3/25/30 ●	500,000	513,583
Series 2017-HQA3 M2
4.86% (LIBOR01M +
2.35%) 4/25/30 ●	500,000	507,031
Series 2018-HQA1 M2
4.81% (LIBOR01M +
2.30%) 9/25/30 ●	185,000	183,596
GNMA
Series 2011-157 SG
4.097% (6.60% minus
LIBOR01M, Cap 6.60%)
12/20/41 Σ●	206,972	41,755
Series 2012-108 KI
4.00% 8/16/42 Σ	425,877	80,423
Series 2013-113 LY
3.00% 5/20/43	22,000	21,055
Series 2015-74 CI
3.00% 10/16/39 Σ	136,757	15,747
Series 2015-111 IH
3.50% 8/20/45 Σ	266,760	30,819
Series 2015-142 AI
4.00% 2/20/44 Σ	39,967	4,876
Series 2016-75 JI
3.00% 9/20/43 Σ	734,788	83,126
Series 2016-89 QS 3.547%
(6.05% minus LIBOR01M,
Cap 6.05%) 7/20/46 Σ●	132,231	28,735
Series 2016-108 SK
3.547% (6.05% minus
LIBOR01M, Cap 6.05%)
8/20/46 Σ●	216,469	43,970
Series 2016-118 DI
3.50% 3/20/43 Σ	284,346	33,860
Series 2016-149 GI
4.00% 11/20/46 Σ	83,135	16,815
Series 2016-156 PB
2.00% 11/20/46	47,000	38,217
Series 2016-160 IE
3.00% 6/20/46 Σ	771,293	118,156
Series 2016-161 MI
3.00% 3/20/46 Σ	124,594	17,436
Series 2016-163 MI
3.50% 11/20/46 Σ	124,685	11,414
Series 2016-163 XI
3.00% 10/20/46 Σ	197,852	25,287
Series 2016-171 IO
3.00% 7/20/44 Σ	415,817	47,394
Series 2016-171 IP
3.00% 3/20/46 Σ	86,372	10,835
Series 2016-172 IO
3.00% 4/20/46 Σ	148,743	17,883
Series 2017-11 IM
3.00% 5/20/42 Σ	658,100	66,225
Series 2017-56 JZ
3.00% 4/20/47	3,162	2,868
Series 2017-80 AS 3.697%
(6.20% minus LIBOR01M,
Cap 6.20%) 5/20/47 Σ●	287,526	55,013
Series 2017-101 AI
4.00% 7/20/47 Σ	124,144	21,280
Series 2017-101 TI
4.00% 3/20/44 Σ	181,369	25,913
Series 2017-130 YJ
2.50% 8/20/47	40,000	36,860
Series 2017-134 ES
3.697% (6.20% minus
LIBOR01M, Cap 6.20%)
9/20/47 Σ●	326,316	57,232
Series 2017-134 SD
3.697% (6.20% minus
LIBOR01M, Cap 6.20%)
9/20/47 Σ●	2,859,536	528,218
Series 2017-141 IA
3.00% 3/20/46 Σ	1,337,213	191,170
Series 2017-141 JS
3.697% (6.20% minus
LIBOR01M, Cap 6.20%)
9/20/47 Σ●	200,742	38,739
Series 2017-144 EI
3.00% 12/20/44 Σ	325,570	42,977
Series 2017-174 HI
3.00% 7/20/45 Σ	298,570	42,128
Series 2018-1 ST 3.697%
(6.20% minus LIBOR01M,
Cap 6.20%) 1/20/48 Σ●	602,660	112,924
Series 2018-11 AI
3.00% 1/20/46 Σ	194,459	23,836
Series 2018-13 PZ
3.00% 1/20/48	56,673	53,356
Series 2018-14 ZE
3.50% 1/20/48	31,067	29,997
Series 2018-24 HZ
3.00% 2/20/48	26,724	24,107

(continues)       NQ-DPT-164 [1/19] 3/19 (764817) 3

Schedule of investments

Macquarie Institutional Portfolios — Macquarie Core Plus Bond Portfolio (Unaudited)

	Principal	Value
	amount°	(US $)
Agency Collateralized Mortgage Obligations (continued)
GNMA
Series 2018-34 TY
3.50% 3/20/48	45,000	$44,777
Series 2018-37 SA 3.697%
(6.20% minus LIBOR01M,
Cap 6.20%) 3/20/48 Σ●	205,256	40,023
Series 2018-46 AS 3.697%
(6.20% minus LIBOR01M,
Cap 6.20%) 3/20/48 Σ●	720,584	149,096
Total Agency Collateralized Mortgage
Obligations (cost $8,441,979)		8,449,862

Agency Commercial Mortgage-Backed Securities – 2.09%
Freddie Mac Multifamily
Structured Pass Through
Certificates
Series K058 A2 2.653%
8/25/26 ◆	1,095,000	1,061,128
FREMF Mortgage Trust
Series 2010-K7 B 144A
5.501% 4/25/20 #●	95,000	97,348
Series 2010-K8 B 144A
5.278% 9/25/43 #●	1,000,000	1,026,024
Series 2011-K11 B 144A
4.416% 12/25/48 #●	730,000	744,218
Series 2011-K14 B 144A
5.18% 2/25/47 #●	50,000	52,144
Series 2011-K15 B 144A
4.948% 8/25/44 #●	150,000	156,137
Series 2012-K22 B 144A
3.687% 8/25/45 #●	60,000	60,982
Series 2013-K25 C 144A
3.619% 11/25/45 #●	280,000	275,665
Series 2013-K28 C 144A
3.49% 6/25/46 #●	30,000	29,360
Series 2013-K33 B 144A
3.50% 8/25/46 #●	115,000	115,813
Series 2013-K33 C 144A
3.50% 8/25/46 #●	20,000	19,304
Series 2013-K712 B 144A
3.358% 5/25/45 #●	140,000	140,018
Series 2013-K713 B 144A
3.154% 4/25/46 #●	35,000	34,953
Series 2013-K713 C 144A
3.154% 4/25/46 #●	135,000	134,568
Series 2014-K717 B 144A
3.629% 11/25/47 #●	90,000	90,934
Series 2014-K717 C 144A
3.629% 11/25/47 #●	40,000	40,295
Series 2016-K53 B 144A
4.019% 3/25/49 #●	15,000	14,982
Series 2016-K722 B 144A
3.836% 7/25/49 #●	370,000	376,480
Series 2017-K71 B 144A
3.753% 11/25/50 #●	80,000	77,009
Total Agency Commercial
Mortgage-Backed
Securities (cost $4,578,500)		4,547,362

Agency Mortgage-Backed Securities – 9.29%
Fannie Mae
3.00% 2/1/57	237,154	231,164
Fannie Mae ARM
4.24%(LIBOR12M +
1.55%, Cap 9.623%)
8/1/34 ●	13,229	13,773
Fannie Mae FHAVA
4.50% 7/1/40	51,576	54,596
Fannie Mae S.F. 30 yr
4.50% 11/1/39	46,193	48,829
4.50% 6/1/40	51,340	54,030
4.50% 8/1/40	12,538	13,130
4.50% 8/1/41	58,774	62,156
4.50% 10/1/43	1,285,107	1,356,526
4.50% 10/1/44	27,728	29,103
4.50% 3/1/46	19,984	20,995
4.50% 5/1/46	540,171	565,235
4.50% 7/1/46	167,796	175,618
5.00% 1/1/40	617,754	664,692
5.00% 6/1/44	149,937	161,246
5.00% 7/1/47	241,799	259,489
5.50% 5/1/44	2,705,019	2,946,681
5.50% 8/1/48	184,298	199,016
6.00% 6/1/41	428,959	475,923
6.00% 7/1/41	882,818	981,166
6.00% 7/1/41	549,298	607,847
6.00% 1/1/42	356,154	392,768
Freddie Mac S.F. 30 yr
3.00% 12/1/48	4,969,616	4,884,460
4.50% 4/1/39	6,859	7,215
4.50% 5/1/40	263,721	279,000
4.50% 3/1/42	50,073	52,640
4.50% 7/1/42	66,290	69,680
4.50% 8/1/42	1,709,335	1,802,247
4.50% 12/1/43	45,629	48,113
4.50% 8/1/44	82,795	86,947
4.50% 8/1/48	1,736,284	1,818,668
5.50% 6/1/41	408,685	447,474
6.00% 7/1/40	1,008,875	1,119,463

4 NQ-DPT-164 [1/19] 3/19 (764817)

(Unaudited)

	Principal	Value
	amount°	(US $)
Agency Mortgage-Backed Securities (continued)
GNMA I S.F. 30 yr
5.50% 2/15/41	28,145	$30,734
GNMA II S.F. 30 yr
5.50% 5/20/37	14,987	15,837
6.00% 2/20/39	17,247	18,346
6.00% 10/20/39	74,192	81,065
6.00% 2/20/40	73,854	78,910
6.00% 4/20/46	22,937	24,966
Total Agency Mortgage-Backed Securities
(cost $20,338,334)		20,179,748

Collateralized Debt Obligations – 4.03%
AMMC CLO 21
Series 2017-21A A
144A 3.988% (LIBOR03M
+ 1.25%) 11/2/30 #●	250,000	249,286
AMMC CLO 22
Series 2018-22A A
144A 3.801% (LIBOR03M
+ 1.03%, Floor 1.03%)
4/25/31 #●	250,000	246,509
Apex Credit CLO 2017
Series 2017-1A A1
144A 4.249% (LIBOR03M
+ 1.47%, Floor 1.47%)
4/24/29 #●	295,000	295,014
Apex Credit CLO 2018
Series 2018-1A A2
144A 3.801% (LIBOR03M
+ 1.03%) 4/25/31 #●	1,800,000	1,774,939
Atlas Senior Loan Fund X
Series 2018-10A A
144A 3.877% (LIBOR03M
+ 1.09%) 1/15/31 #●	350,000	345,430
Battalion CLO XII
Series 2018-12A A1
144A 3.71% (LIBOR03M +
1.07%, Floor 1.07%)
5/17/31 #●	700,000	691,465
CFIP CLO
Series 2017-1A A
144A 4.00% (LIBOR03M +
1.22%) 1/18/30 #●	500,000	498,111
ECP CLO
Series 2015-7A A1R
144A 3.901% (LIBOR03M
+ 1.14%) 4/22/30 #●	700,000	690,129
Mariner CLO 5
Series 2018-5A A
144A 3.881% (LIBOR03M
+ 1.11%, Floor 1.11%)
4/25/31 #●	400,000	396,047
Midocean Credit CLO IX
Series 2018-9A A1
144A 3.911% (LIBOR03M
+ 1.15%, Floor 1.15%)
7/20/31 #●	250,000	247,286
Midocean Credit CLO VIII
Series 2018-8A A1
144A 3.795% (LIBOR03M
+ 1.15%) 2/20/31 #●	250,000	247,439
MP CLO IV
Series 2013-2A ARR
144A 4.051% (LIBOR03M
+ 1.28%) 7/25/29 #●	250,000	249,685
Northwoods Capital XVII
Series 2018-17A A
144A 3.821% (LIBOR03M
+ 1.06%, Floor 1.06%)
4/22/31 #●	400,000	394,000
Oaktree CLO
Series 2014-1A A1R
144A 3.908% (LIBOR03M
+ 1.29%) 5/13/29 #●	350,000	349,696
OCP CLO
Series 2017-13A A1A
144A 4.047% (LIBOR03M
+ 1.26%) 7/15/30 #●	250,000	249,429
OZLM XVIII
Series 2018-18A A
144A 3.807% (LIBOR03M
+ 1.02%, Floor 1.02%)
4/15/31 #●	350,000	343,026
Saranac CLO VII
Series 2014-2A A1AR
144A 3.875% (LIBOR03M
+ 1.23%) 11/20/29 #●	250,000	249,191
Shackleton CLO
Series 2013-3A AR
144A 3.907% (LIBOR03M
+ 1.12%, Floor 1.12%)
7/15/30 #●	250,000	247,866
Steele Creek CLO
Series 2017-1A A
144A 4.037% (LIBOR03M
+ 1.25%) 1/15/30 #●	250,000	249,278
Venture 31 CLO
Series 2018-31A A1
144A 3.791% (LIBOR03M
+ 1.03%, Floor 1.03%)
4/20/31 #●	400,000	394,370
Venture CDO
Series 2016-25A A1
144A 4.251% (LIBOR03M
+ 1.49%) 4/20/29 #●	100,000	100,189

(continues)       NQ-DPT-164 [1/19] 3/19 (764817) 5

Schedule of investments

Macquarie Institutional Portfolios — Macquarie Core Plus Bond Portfolio (Unaudited)

	Principal	Value
	amount°	(US $)
Collateralized Debt Obligations (continued)
Venture XXII CLO
Series 2015-22A AR
144A 3.867% (LIBOR03M
+ 1.08%) 1/15/31 #●	250,000	$246,131
Total Collateralized Debt Obligations
(cost $8,844,954)		8,754,516

Convertible Bonds – 3.59%
Aerojet Rocketdyne Holdings
2.25% exercise price
$26.00, maturity date
12/15/23	400,000	650,556
BioMarin Pharmaceutical
1.50% exercise price
$94.15, maturity date
10/15/20	520,000	629,101
Blackstone Mortgage Trust
4.375% exercise price
$35.67, maturity date
5/5/22	410,000	408,958
Blackstone Mortgage Trust
4.75% exercise price
$36.23, maturity date
3/15/23	190,000	188,928
Booking Holdings 0.35%
exercise price $1,315.10,
maturity date 6/15/20	200,000	285,155
Cemex 3.72% exercise price
$11.01, maturity date
3/15/20	700,000	690,670
DISH Network 3.375%
exercise price $65.18,
maturity date 8/15/26	450,000	383,400
Empire State Realty OP 144A
2.625% exercise price
$19.25, maturity date
8/15/19 #	400,000	398,000
GAIN Capital Holdings 5.00%
exercise price $8.20,
maturity date 8/15/22	58,000	61,303
GCI Liberty 144A 1.75%
exercise price $370.52,
maturity date 9/30/46 #	80,000	85,697
Insulet 1.25% exercise price
$58.37, maturity date
9/15/21	175,000	252,849
Insulet 144A 1.375% exercise
price $93.18, maturity date
11/15/24 #	250,000	273,976
Liberty Media 2.25% exercise
price $34.93, maturity date
9/30/46	1,000,000	504,100
Medicines 2.75% exercise
price $48.97, maturity date
7/15/23	540,000	427,528
Microchip Technology
1.625% exercise price
$97.55, maturity date
2/15/27	540,000	579,150
Neurocrine Biosciences
2.25% exercise price
$75.92, maturity date
5/15/24	190,000	258,076
Palo Alto Networks 144A
0.75% exercise price
$266.35, maturity date
7/1/23 #	463,000	483,908
Paratek
Pharmaceuticals 144A
4.75% exercise price
$15.90, maturity date
5/1/24 #	500,000	410,491
Synaptics 0.50% exercise
price $73.02, maturity date
6/15/22	500,000	448,800
Team 5.00% exercise price
$21.70, maturity date
8/1/23	300,000	297,187
Verint Systems 1.50%
exercise price $64.46,
maturity date 6/1/21	70,000	70,204
Total Convertible Bonds (cost $7,904,890)		7,788,037

Corporate Bonds – 42.65%
Banking – 9.27%
Akbank T.A.S. 144A
7.20% 3/16/27 #µ	200,000	183,066
Banco de Credito e
Inversiones 144A
3.50% 10/12/27 #	200,000	188,525
Banco Santander
3.848% 4/12/23	200,000	199,562
Banco Santander Mexico
144A 4.125% 11/9/22 #	150,000	149,137
144A 5.95% 10/1/28 #µ	200,000	203,950
Bank of America
3.864% 7/23/24 µ	740,000	754,737
4.271% 7/23/29 µ	155,000	160,035
Bank of China 144A
5.00% 11/13/24 #	200,000	208,523
Bank of Montreal
3.30% 2/5/24	215,000	214,557
Barclays 7.75%µψ	200,000	199,583

6 NQ-DPT-164 [1/19] 3/19 (764817)

(Unaudited)

	Principal	Value
	amount°	(US $)
Corporate Bonds (continued)
Banking (continued)
BBVA Bancomer 144A
5.125% 1/18/33 #µ	200,000	$181,250
BOC Aviation 144A
2.375% 9/15/21 #	200,000	193,356
Branch Banking & Trust
2.85% 4/1/21	500,000	499,211
Citibank
3.40% 7/23/21	250,000	252,416
3.65% 1/23/24	390,000	396,088
Citigroup 3.74% (LIBOR03M
+ 1.10%) 5/17/24 ●	95,000	94,982
Citizens Bank
2.55% 5/13/21	250,000	246,640
Citizens Financial Group
4.30% 12/3/25	115,000	114,827
Compass Bank
2.875% 6/29/22	250,000	242,273
3.875% 4/10/25	250,000	243,450
Credit Suisse Group
144A 3.869% 1/12/29 #µ	705,000	674,435
144A 6.25%#µψ	200,000	198,242
144A 7.25%#µψ	200,000	198,295
144A 7.50%#µψ	200,000	204,167
Credito Real 144A
9.50% 2/7/26 #	200,000	200,000
DBS Group Holdings 144A
4.52% 12/11/28 #µ	275,000	281,791
Fifth Third Bancorp
3.65% 1/25/24	35,000	35,221
3.95% 3/14/28	210,000	211,544
Fifth Third Bank
2.30% 3/15/19	330,000	329,852
3.85% 3/15/26	250,000	248,134
Goldman Sachs Group
5.15% 5/22/45	45,000	46,149
6.00% 6/15/20	650,000	675,751
HSBC Holdings
4.292% 9/12/26 µ	400,000	406,611
ING Groep
144A 4.625% 1/6/26 #	200,000	205,793
6.875%µψ	200,000	205,082
JPMorgan Chase & Co.
3.797% 7/23/24 µ	175,000	177,859
3.96% 1/29/27 µ	275,000	280,129
4.023% 12/5/24 µ	340,000	349,012
4.452% 12/5/29 µ	305,000	319,367
6.75%µψ	205,000	221,122
KEB Hana Bank 144A
3.375% 1/30/22 #	250,000	250,300
KeyBank 3.40% 5/20/26	300,000	290,670
Lloyds Banking Group
7.50%µψ	200,000	204,000
Morgan Stanley
3.737% 4/24/24 µ	225,000	227,846
4.431% 1/23/30 µ	280,000	291,324
5.00% 11/24/25	440,000	465,667
5.50% 1/26/20	235,000	240,677
PNC Bank
2.70% 11/1/22	250,000	244,925
4.05% 7/26/28	500,000	512,862
PNC Financial Services Group
5.00%µψ	160,000	152,236
Regions Financial
2.75% 8/14/22	75,000	73,168
3.80% 8/14/23	205,000	206,872
Royal Bank of Scotland Group
8.625%µψ	600,000	640,320
Santander UK 144A
5.00% 11/7/23 #	870,000	877,301
Societe Generale 144A
7.375%#µψ	200,000	207,100
State Street
3.10% 5/15/23	65,000	64,812
3.30% 12/16/24	105,000	105,707
4.141% 12/3/29 µ	80,000	84,852
SunTrust Bank
2.45% 8/1/22	115,000	112,120
3.00% 2/2/23	225,000	222,482
3.30% 5/15/26	200,000	192,863
SunTrust Banks
2.70% 1/27/22	55,000	54,095
4.00% 5/1/25	200,000	204,105
SVB Financial Group
3.50% 1/29/25	120,000	116,335
Turkiye Garanti Bankasi 144A
5.25% 9/13/22 #	200,000	192,510
UBS Group Funding
Switzerland
6.875%µψ	330,000	331,305
6.875% 3/22/67 µψ	400,000	411,452
7.125%µψ	200,000	208,433
US Bancorp
2.375% 7/22/26	465,000	434,743
3.10% 4/27/26	140,000	136,289
3.15% 4/27/27	390,000	384,665
3.375% 2/5/24	145,000	146,282
3.60% 9/11/24	40,000	40,693
3.95% 11/17/25	495,000	513,976

(continues)       NQ-DPT-164 [1/19] 3/19 (764817) 7

Schedule of investments

Macquarie Institutional Portfolios — Macquarie Core Plus Bond Portfolio (Unaudited)

	Principal	Value
	amount°	(US $)
Corporate Bonds (continued)
Banking (continued)
US Bank 3.40% 7/24/23	250,000	$253,277
USB Capital IX 3.807%
(LIBOR03M + 1.02%)ψ●	355,000	273,874
Wells Fargo Capital X
5.95% 12/15/36	55,000	58,853
Westpac Banking 5.00%µψ	50,000	43,354
Woori Bank 144A
4.75% 4/30/24 #	200,000	204,118
Zions Bancorp
4.50% 6/13/23	55,000	55,937
		20,127,124
Basic Industry – 3.81%
Anglo American Capital
144A 4.00% 9/11/27 #	200,000	189,167
144A 4.75% 4/10/27 #	640,000	639,338
BHP Billiton Finance
USA 144A
6.25% 10/19/75 #µ	400,000	414,410
Braskem Netherlands
Finance 144A
4.50% 1/10/28 #	200,000	195,500
CK Hutchison International
17 144A 2.875% 4/5/22 #	200,000	197,097
CSN Resources 144A
7.625% 2/13/23 #	200,000	196,750
Cydsa 144A
6.25% 10/4/27 #	200,000	185,500
Dow Chemical
144A 4.80% 11/30/28 #	335,000	350,510
144A 5.55% 11/30/48 #	245,000	258,988
DowDuPont
4.205% 11/15/23	185,000	191,787
4.725% 11/15/28	210,000	222,850
5.419% 11/15/48	230,000	250,450
Equate Petrochemical 144A
3.00% 3/3/22 #	200,000	195,712
Freeport-McMoRan
4.55% 11/14/24	85,000	81,812
Georgia-Pacific
8.00% 1/15/24	310,000	375,017
Hudbay Minerals 144A
7.625% 1/15/25 #	155,000	160,038
Israel Chemicals 144A
6.375% 5/31/38 #	425,000	437,939
Joseph T Ryerson & Son 144A
11.00% 5/15/22 #	310,000	321,579
Mexichem 144A
5.50% 1/15/48 #	200,000	180,500
NOVA Chemicals 144A
5.25% 6/1/27 #	305,000	279,456
OCP 144A 4.50% 10/22/25 #	200,000	196,369
Olin 5.125% 9/15/27	245,000	240,100
Petkim Petrokimya
Holding 144A
5.875% 1/26/23 #	200,000	189,705
SASOL Financing USA
5.875% 3/27/24	400,000	413,090
Starfruit Finco 144A
8.00% 10/1/26 #	500,000	500,000
Suzano Austria 144A
6.00% 1/15/29 #	200,000	210,300
Syngenta Finance
144A 3.933% 4/23/21 #	375,000	372,428
144A 4.441% 4/24/23 #	200,000	198,030
Vedanta Resources 144A
7.125% 5/31/23 #	200,000	195,250
WRKCo
144A 4.65% 3/15/26 #	175,000	180,517
144A 4.90% 3/15/29 #	245,000	255,577
		8,275,766
Brokerage – 0.73%
Charles Schwab
3.20% 1/25/28	75,000	73,181
3.25% 5/21/21	100,000	100,790
3.85% 5/21/25	105,000	108,361
5.00%µψ	65,000	57,865
E*TRADE Financial
3.80% 8/24/27	205,000	193,556
5.875%µψ	160,000	156,400
Intercontinental Exchange
3.45% 9/21/23	55,000	55,588
3.75% 9/21/28	60,000	60,701
Jefferies Group
4.15% 1/23/30	135,000	118,519
6.45% 6/8/27	30,000	31,681
6.50% 1/20/43	110,000	107,439
Lazard Group
3.625% 3/1/27	10,000	9,541
3.75% 2/13/25	125,000	122,931
4.50% 9/19/28	205,000	207,439
NFP 144A 6.875% 7/15/25 #	200,000	191,000
		1,594,992
Capital Goods – 2.04%
Allegion US Holding
3.55% 10/1/27	432,000	402,280

8 NQ-DPT-164 [1/19] 3/19 (764817)

(Unaudited)

	Principal	Value
	amount°	(US $)
Corporate Bonds (continued)
Capital Goods (continued)
Ardagh Packaging
Finance 144A
6.00% 2/15/25 #	345,000	$336,375
Ashtead Capital 144A
5.25% 8/1/26 #	430,000	437,525
Boise Cascade 144A
5.625% 9/1/24 #	180,000	175,500
CCL Industries 144A
3.25% 10/1/26 #	95,000	88,828
General Electric
2.10% 12/11/19	130,000	128,761
2.70% 10/9/22	65,000	62,330
5.55% 5/4/20	10,000	10,225
6.00% 8/7/19	90,000	91,236
Grupo Cementos de
Chihuahua 144A
5.25% 6/23/24 #	200,000	198,000
L3 Technologies
3.85% 6/15/23	105,000	106,209
4.40% 6/15/28	200,000	205,491
Martin Marietta Materials
4.25% 12/15/47	320,000	261,931
Northrop Grumman
2.55% 10/15/22	460,000	452,236
3.25% 8/1/23	25,000	25,080
nVent Finance
4.55% 4/15/28	590,000	579,651
Parker-Hannifin
3.30% 11/21/24	10,000	9,975
Rockwell Collins
3.50% 3/15/27	120,000	115,668
Standard Industries 144A
5.00% 2/15/27 #	400,000	377,000
United Rentals North America
5.875% 9/15/26	115,000	117,875
United Technologies
3.65% 8/16/23	50,000	50,755
4.125% 11/16/28	190,000	195,418
		4,428,349
Communications – 4.51%
AMC Networks
4.75% 8/1/25	225,000	217,969
American Tower Trust I 144A
3.07% 3/15/23 #	120,000	118,537
AT&T
4.50% 3/9/48	175,000	157,703
5.25% 3/1/37	190,000	193,141
British Telecommunications
4.50% 12/4/23	200,000	206,257
CCO Holdings 144A
5.125% 5/1/27 #	500,000	485,000
Charter Communications
Operating 5.375% 4/1/38	105,000	101,325
Comcast
3.70% 4/15/24	650,000	664,937
4.70% 10/15/48	305,000	319,185
Crown Castle International
3.80% 2/15/28	495,000	483,666
5.25% 1/15/23	150,000	158,169
Crown Castle Towers 144A
4.241% 7/15/28 #	250,000	251,610
CSC Holdings 144A
5.50% 4/15/27 #	200,000	195,996
Discovery Communications
5.20% 9/20/47	215,000	203,762
Fox
144A 4.709% 1/25/29 #	150,000	156,863
144A 5.576% 1/25/49 #	455,000	484,680
GTP Acquisition Partners I
144A 2.35% 6/15/20 #	100,000	98,585
Lamar Media
5.375% 1/15/24	520,000	534,300
Level 3 Financing
5.375% 5/1/25	370,000	366,300
Myriad International
Holdings 144A
4.85% 7/6/27 #	200,000	199,660
Netflix 144A
5.875% 11/15/28 #	745,000	757,106
SBA Tower Trust 144A
2.898% 10/15/19 #	60,000	59,793
Sirius XM Radio 144A
5.375% 4/15/25 #	125,000	127,031
Sprint 7.875% 9/15/23	223,000	237,495
Sprint Spectrum 144A
4.738% 3/20/25 #	220,000	220,000
TELUS 4.60% 11/16/48	15,000	15,144
Time Warner Cable
7.30% 7/1/38	360,000	401,594
Time Warner Entertainment
8.375% 3/15/23	185,000	214,106
Unitymedia 144A
6.125% 1/15/25 #	200,000	207,500
Verizon Communications
4.329% 9/21/28	265,000	274,476
4.50% 8/10/33	470,000	479,550
Viacom 4.375% 3/15/43	380,000	325,646

(continues)       NQ-DPT-164 [1/19] 3/19 (764817) 9

Schedule of investments

Macquarie Institutional Portfolios — Macquarie Core Plus Bond Portfolio (Unaudited)

	Principal	Value
	amount°	(US $)
Corporate Bonds (continued)
Communications (continued)
Virgin Media Secured
Finance 144A
5.50% 8/15/26 #	200,000	$197,000
Vodafone Group
3.75% 1/16/24	130,000	129,837
Warner Media
4.85% 7/15/45	340,000	327,246
Zayo Group 144A
5.75% 1/15/27 #	240,000	232,486
		9,803,655
Consumer Cyclical – 2.67%
Atento Luxco 1 144A
6.125% 8/10/22 #	75,000	73,687
Best Buy 4.45% 10/1/28	335,000	319,107
Boyd Gaming
6.375% 4/1/26	230,000	235,750
Ford Motor Credit
4.14% 2/15/23	420,000	399,070
5.935% (LIBOR03M +
3.14%) 1/7/22 ●	445,000	450,114
General Motors
6.75% 4/1/46	40,000	41,491
General Motors Financial
4.35% 4/9/25	445,000	432,165
5.10% 1/17/24	265,000	269,609
5.25% 3/1/26	240,000	240,208
GLP Capital
5.30% 1/15/29	105,000	106,547
5.375% 4/15/26	180,000	184,289
Home Depot 4.50% 12/6/48	70,000	75,425
Hyundai Capital
America 144A
2.55% 2/6/19 #	75,000	74,999
JD.com 3.125% 4/29/21	200,000	195,660
Levi Strauss & Co.
5.00% 5/1/25	425,000	429,250
Marriott International
4.50% 10/1/34	20,000	19,732
Murphy Oil USA
5.625% 5/1/27	500,000	495,000
Penn National Gaming 144A
5.625% 1/15/27 #	305,000	287,463
Penske Automotive Group
5.50% 5/15/26	245,000	240,406
Prime Security Services
Borrower 144A
9.25% 5/15/23 #	260,000	275,600
Royal Caribbean Cruises
3.70% 3/15/28	380,000	355,435
Sands China 4.60% 8/8/23	200,000	201,300
Scientific Games International
10.00% 12/1/22	255,000	269,025
Toyota Motor Credit
2.80% 7/13/22	140,000	139,471
		5,810,803
Consumer Non-Cyclical – 4.80%
Abbott Laboratories
2.80% 9/15/20	875,000	876,611
AbbVie 4.25% 11/14/28	270,000	269,162
Anheuser-Busch 144A
3.65% 2/1/26 #	660,000	649,549
Anheuser-Busch InBev
Worldwide
4.75% 1/23/29	120,000	124,890
Aramark Services 144A
5.00% 2/1/28 #	225,000	220,219
Archer-Daniels-Midland
4.50% 3/15/49	80,000	84,728
AstraZeneca
3.50% 8/17/23	115,000	115,949
4.00% 1/17/29	210,000	212,718
BAT Capital
2.297% 8/14/20	15,000	14,810
3.222% 8/15/24	375,000	360,266
Bayer US Finance II
144A 4.25% 12/15/25 #	200,000	199,458
144A 4.375% 12/15/28 #	405,000	397,800
Becton Dickinson and Co.
3.363% 6/6/24	305,000	299,183
Bunge Finance
4.35% 3/15/24	270,000	266,988
Campbell Soup
3.65% 3/15/23	385,000	382,635
Cigna
144A 4.125% 11/15/25 #	335,000	342,316
144A 4.375% 10/15/28 #	140,000	144,030
Conagra Brands
4.30% 5/1/24	180,000	181,724
4.60% 11/1/25	100,000	101,425
5.30% 11/1/38	325,000	313,651
CVS Health
4.30% 3/25/28	1,235,000	1,252,008
5.00% 12/1/24	375,000	396,416
DaVita 5.00% 5/1/25	125,000	120,781
Encompass Health
5.75% 11/1/24	100,000	101,500
HCA 5.375% 2/1/25	465,000	481,131

10 NQ-DPT-164 [1/19] 3/19 (764817)

(Unaudited)

	Principal	Value
	amount°	(US $)
Corporate Bonds (continued)
Consumer Non-Cyclical (continued)
JBS Investments 144A
7.25% 4/3/24 #	200,000	$207,564
Marfrig Holdings
Europe 144A
8.00% 6/8/23 #	200,000	207,392
MHP 144A 6.95% 4/3/26 #	200,000	180,000
Mylan 4.55% 4/15/28	180,000	173,200
New York & Presbyterian
Hospital 4.063% 8/1/56	130,000	124,907
Pernod Ricard 144A
4.45% 1/15/22 #	255,000	262,690
Rede D’or Finance 144A
4.95% 1/17/28 #	200,000	188,100
Takeda Pharmaceutical 144A
4.40% 11/26/23 #	345,000	355,803
Tenet Healthcare
5.125% 5/1/25	130,000	127,321
Teva Pharmaceutical Finance
Netherlands III
6.00% 4/15/24	200,000	203,573
Thermo Fisher Scientific
3.00% 4/15/23	210,000	207,216
UnitedHealth Group
3.50% 2/15/24	75,000	76,335
3.70% 12/15/25	70,000	71,978
Zimmer Biomet Holdings
4.625% 11/30/19	120,000	121,360
		10,417,387
Electric – 4.22%
AES 5.50% 4/15/25	110,000	114,125
AES Andres 144A
7.95% 5/11/26 #	200,000	208,400
AES Gener
144A 5.25% 8/15/21 #	97,000	99,601
144A
8.375% 12/18/73 #µ	200,000	204,900
American Transmission
Systems 144A
5.25% 1/15/22 #	50,000	52,552
Atlantic City Electric
4.00% 10/15/28	210,000	216,650
Ausgrid Finance
144A 3.85% 5/1/23 #	245,000	246,662
144A 4.35% 8/1/28 #	170,000	171,032
Avangrid 3.15% 12/1/24	100,000	97,150
Berkshire Hathaway Energy
3.75% 11/15/23	195,000	199,492
Calpine 5.50% 2/1/24	240,000	228,000
CenterPoint Energy
3.85% 2/1/24	150,000	151,182
4.25% 11/1/28	175,000	177,854
6.125%µψ	205,000	205,171
Cleveland Electric Illuminating
144A 3.50% 4/1/28 #	175,000	165,582
5.50% 8/15/24	270,000	295,217
ComEd Financing III
6.35% 3/15/33	60,000	62,118
Consumers Energy
3.80% 11/15/28	90,000	92,559
4.35% 4/15/49	85,000	90,772
DTE Energy 3.30% 6/15/22	115,000	114,272
Duke Energy Carolinas
3.95% 11/15/28	205,000	213,040
Duke Energy Ohio
3.65% 2/1/29	125,000	126,545
Emera 6.75% 6/15/76 µ	215,000	219,617
Entergy Louisiana
4.00% 3/15/33	85,000	86,685
4.05% 9/1/23	315,000	323,305
4.95% 1/15/45	10,000	10,277
Entergy Mississippi
2.85% 6/1/28	115,000	107,535
Evergy 4.85% 6/1/21	35,000	35,940
Exelon
3.497% 6/1/22	180,000	179,052
3.95% 6/15/25	150,000	150,683
Interstate Power & Light
4.10% 9/26/28	465,000	473,673
Israel Electric 144A
5.00% 11/12/24 #	200,000	210,600
Kallpa Generacion 144A
4.125% 8/16/27 #	200,000	188,750
Kansas City Power & Light
3.65% 8/15/25	220,000	219,357
LG&E & KU Energy
4.375% 10/1/21	165,000	168,295
MidAmerican Energy
4.25% 7/15/49	390,000	401,774
Mississippi Power
3.95% 3/30/28	205,000	202,205
National Rural Utilities
Cooperative Finance
2.85% 1/27/25	430,000	420,583
4.75% 4/30/43 µ	70,000	67,388
5.25% 4/20/46 µ	60,000	58,395
Nevada Power
2.75% 4/15/20	225,000	225,026

(continues)       NQ-DPT-164 [1/19] 3/19 (764817) 11

Schedule of investments

Macquarie Institutional Portfolios — Macquarie Core Plus Bond Portfolio (Unaudited)

	Principal	Value
	amount°	(US $)
Corporate Bonds (continued)
Electric (continued)
New York State Electric &
Gas 144A
3.25% 12/1/26 #	145,000	$140,987
NV Energy 6.25% 11/15/20	75,000	79,143
Oglethorpe Power 144A
5.05% 10/1/48 #	255,000	265,068
Pennsylvania Electric
5.20% 4/1/20	15,000	15,372
PSEG Power 3.85% 6/1/23	225,000	226,725
Public Service Co. of
Oklahoma 5.15% 12/1/19	100,000	101,695
Southwestern Electric Power
4.10% 9/15/28	540,000	548,987
Trans-Allegheny Interstate
Line 144A 3.85% 6/1/25 #	70,000	70,525
Vistra Operations 144A
5.50% 9/1/26 #	425,000	432,438
		9,162,956
Energy – 4.30%
Abu Dhabi Crude Oil
Pipeline 144A
4.60% 11/2/47 #	200,000	202,878
Cheniere Corpus Christi
Holdings 5.875% 3/31/25	160,000	168,200
Cheniere Energy Partners
5.25% 10/1/25	250,000	252,185
Continental Resources
4.375% 1/15/28	120,000	119,631
Enbridge
6.00% 1/15/77 µ	505,000	485,030
6.25% 3/1/78 µ	90,000	85,757
Enbridge Energy Partners
4.375% 10/15/20	45,000	45,778
5.20% 3/15/20	25,000	25,585
5.50% 9/15/40	75,000	81,012
Energy Transfer Operating
5.25% 4/15/29	185,000	191,905
6.25% 4/15/49	10,000	10,691
6.625%µψ	230,000	205,327
9.70% 3/15/19	59,000	59,424
Enterprise Products Operating
4.80% 2/1/49	75,000	77,028
Eskom Holdings SOC 144A
6.35% 8/10/28 #	200,000	205,377
Gazprom OAO Via Gaz
Capital 144A
4.95% 3/23/27 #	200,000	196,225
Geopark 144A
6.50% 9/21/24 #	200,000	194,250
KazMunayGas National 144A
6.375% 10/24/48 #	200,000	214,220
Marathon Oil 4.40% 7/15/27	395,000	396,720
MPLX
4.80% 2/15/29	195,000	199,729
4.875% 12/1/24	255,000	265,934
5.50% 2/15/49	210,000	214,757
Murphy Oil 6.875% 8/15/24	185,000	193,757
Newfield Exploration
5.75% 1/30/22	335,000	349,237
Noble Energy
3.85% 1/15/28	240,000	227,903
3.90% 11/15/24	110,000	108,248
4.95% 8/15/47	70,000	65,321
5.05% 11/15/44	65,000	60,464
Oasis Petroleum 144A
6.25% 5/1/26 #	125,000	118,594
Oil and Gas Holding 144A
7.625% 11/7/24 #	200,000	212,844
ONEOK 7.50% 9/1/23	220,000	249,622
Pertamina Persero 144A
4.875% 5/3/22 #	200,000	206,378
Perusahaan Listrik
Negara 144A
4.125% 5/15/27 #	200,000	193,357
Petrobras Global Finance
7.375% 1/17/27	180,000	196,110
Petroleos Mexicanos
6.75% 9/21/47	120,000	104,881
Sabine Pass Liquefaction
5.625% 3/1/25	315,000	340,462
5.75% 5/15/24	410,000	441,296
5.875% 6/30/26	205,000	223,030
Schlumberger Holdings
144A 3.75% 5/1/24 #	165,000	166,358
144A 4.30% 5/1/29 #	255,000	259,995
Southwestern Energy
7.75% 10/1/27	175,000	181,125
Tecpetrol 144A
4.875% 12/12/22 #	255,000	240,975
Transcanada Trust
5.875% 8/15/76 µ	90,000	87,991
Transocean Proteus 144A
6.25% 12/1/24 #	200,000	201,000
Tullow Oil 144A
7.00% 3/1/25 #	200,000	195,804
Whiting Petroleum
6.625% 1/15/26	250,000	246,250
Williams
3.75% 6/15/27	155,000	151,097

12 NQ-DPT-164 [1/19] 3/19 (764817)

(Unaudited)

	Principal	Value
	amount°	(US $)
Corporate Bonds (continued)
Energy (continued)
Williams
4.55% 6/24/24	140,000	$144,942
4.85% 3/1/48	220,000	215,010
YPF 144A 51.729%
(BADLARPP + 4.00%)
7/7/20 #●	125,000	53,125
		9,332,819
Finance Companies – 0.94%
AerCap Ireland Capital
3.65% 7/21/27	700,000	630,479
Air Lease 3.00% 9/15/23	270,000	257,396
Aviation Capital Group
144A 3.50% 11/1/27 #	110,000	102,749
144A 4.875% 10/1/25 #	185,000	189,769
GE Capital International
Funding Co. Unlimited
4.418% 11/15/35	600,000	537,303
International Lease Finance
8.625% 1/15/22	300,000	336,738
		2,054,434
Insurance – 1.63%
Acrisure 144A
7.00% 11/15/25 #	73,000	63,875
AssuredPartners 144A
7.00% 8/15/25 #	112,000	107,520
Aviation Capital Group 144A
4.375% 1/30/24 #	250,000	250,394
AXA Equitable Holdings
4.35% 4/20/28	95,000	93,426
5.00% 4/20/48	400,000	373,878
Berkshire Hathaway Finance
2.90% 10/15/20	65,000	65,360
Brighthouse Financial
3.70% 6/22/27	125,000	109,457
4.70% 6/22/47	215,000	166,720
Cigna 144A 3.677%
(LIBOR03M + 0.89%)
7/15/23 #●	185,000	182,724
Liberty Mutual Group 144A
4.569% 2/1/29 #	25,000	25,467
Marsh & McLennan
3.875% 3/15/24	50,000	51,025
4.375% 3/15/29	335,000	347,268
4.90% 3/15/49	155,000	164,261
Nuveen Finance 144A
4.125% 11/1/24 #	460,000	474,953
Progressive 4.00% 3/1/29	205,000	213,124
Prudential Financial
5.375% 5/15/45 µ	85,000	83,600
USIS Merger Sub 144A
6.875% 5/1/25 #	190,000	182,818
Voya Financial
4.70% 1/23/48 µ	205,000	172,502
Willis North America
3.60% 5/15/24	55,000	53,949
4.50% 9/15/28	180,000	182,537
XLIT
5.245% (LIBOR03M +
2.458%)ψ●	45,000	42,975
5.50% 3/31/45	130,000	135,477
		3,543,310
Real Estate – 0.21%
WeWork 144A
7.875% 5/1/25 #	500,000	455,060
		455,060
REITs – 0.65%
Corporate Office Properties
3.60% 5/15/23	45,000	44,056
5.25% 2/15/24	55,000	57,445
ESH Hospitality 144A
5.25% 5/1/25 #	535,000	530,239
Growthpoint Properties
International 144A
5.872% 5/2/23 #	200,000	203,452
Hospitality Properties Trust
4.50% 3/15/25	65,000	62,075
Host Hotels & Resorts
3.75% 10/15/23	135,000	132,014
3.875% 4/1/24	65,000	63,832
Kilroy Realty
3.45% 12/15/24	135,000	130,705
LifeStorage 3.50% 7/1/26	100,000	95,035
UDR 4.00% 10/1/25	40,000	40,103
WP Carey 4.60% 4/1/24	55,000	56,314
		1,415,270
Technology – 1.82%
Baidu 4.375% 3/29/28	200,000	200,322
Broadcom 3.50% 1/15/28	240,000	213,269
CDK Global 5.00% 10/15/24	110,000	110,000
CDW Finance 5.00% 9/1/25	355,000	353,669
CommScope
Technologies 144A
5.00% 3/15/27 #	255,000	217,999

(continues)       NQ-DPT-164 [1/19] 3/19 (764817) 13

Schedule of investments

Macquarie Institutional Portfolios — Macquarie Core Plus Bond Portfolio (Unaudited)

	Principal	Value
	amount°	(US $)
Corporate Bonds (continued)
Technology (continued)
Corning
4.375% 11/15/57	105,000	$92,198
5.35% 11/15/48	105,000	111,087
Dell International 144A
6.02% 6/15/26 #	150,000	156,987
Equinix 5.375% 5/15/27	280,000	281,400
Fiserv 3.80% 10/1/23	80,000	80,161
Marvell Technology Group
4.875% 6/22/28	340,000	339,151
MSCI 144A
5.375% 5/15/27 #	465,000	476,625
NXP
144A 4.625% 6/1/23 #	335,000	342,119
144A 4.875% 3/1/24 #	290,000	297,862
Oracle 2.40% 9/15/23	305,000	297,515
Tencent Holdings
144A 2.985% 1/19/23 #	200,000	195,933
144A 3.925% 1/19/38 #	200,000	185,965
		3,952,262
Transportation – 0.69%
Adani Abbot Point
Terminal 144A
4.45% 12/15/22 #	340,000	298,579
Avis Budget Car Rental 144A
6.375% 4/1/24 #	140,000	139,650
FedEx 4.05% 2/15/48	70,000	61,046
Norfolk Southern
3.80% 8/1/28	190,000	192,606
Penske Truck Leasing
144A 3.30% 4/1/21 #	410,000	409,593
144A 4.20% 4/1/27 #	35,000	34,339
United Airlines 2014-1
Class A Pass Through Trust
4.00% 4/11/26 ◆	24,167	24,037
United Airlines 2014-2
Class A Pass Through Trust
3.75% 9/3/26 ◆	58,054	57,003
United Airlines 2019-1
Class AA Pass Through
Trust 4.15% 8/25/31 ◆	100,000	101,315
United Parcel Service
5.125% 4/1/19	175,000	175,697
		1,493,865
Utilities – 0.36%
Aegea Finance 144A
5.75% 10/10/24 #	200,000	195,000
KazTransGas JSC 144A
4.375% 9/26/27 #	400,000	386,918
NiSource 144A 5.65%#µψ	200,000	192,833
		774,751
Total Corporate Bonds (cost $93,007,449)		92,642,803

Loan Agreements – 6.54%
Acrisure Tranche B 1st Lien
6.749% (LIBOR01M +
4.25%) 11/22/23 ●	158,396	155,525
Air Medical Group Holdings
Tranche B 1st Lien 5.764%
(LIBOR01M + 3.25%)
4/28/22 ●	75,065	70,421
Alpha 3 Tranche B1 1st Lien
5.803% (LIBOR03M +
3.00%) 1/31/24 ●	48,982	47,549
Altice France Tranche B11 1st
Lien 5.249% (LIBOR01M +
2.75%) 7/31/25 ●	117,527	109,104
Altice France Tranche B13 1st
Lien 6.509% (LIBOR01M +
4.00%) 1/31/26 ●	34,913	33,003
American Airlines Tranche B
1st Lien 4.509%
(LIBOR01M + 2.00%)
12/14/23 ●	399,375	387,857
Applied Systems 2nd Lien
9.499% (LIBOR01M +
7.00%) 9/19/25 ●	225,000	225,562
Aramark Services Tranche B3
1st Lien 4.249%
(LIBOR01M + 1.75%)
3/11/25 ●	69,950	69,571
AssuredPartners Tranche B 1st
Lien 5.749% (LIBOR01M +
3.25%) 10/22/24 ●	113,424	110,057
Avis Budget Car Rental
Tranche B 1st Lien 4.50%
(LIBOR01M + 2.00%)
2/13/25 ●	63,939	63,331
Blue Ribbon 1st Lien 6.503%
(LIBOR03M + 3.00%)
11/13/21 ●	150,909	135,629
Boxer Parent Tranche B 1st
Lien 7.053% (LIBOR03M +
4.25%) 10/2/25 ●	148,000	144,779
Builders FirstSource 1st Lien
5.803% (LIBOR03M +
3.00%) 2/29/24 ●	84,264	80,746

14 NQ-DPT-164 [1/19] 3/19 (764817)

(Unaudited)

	Principal	Value
	amount°	(US $)
Loan Agreements (continued)
BWAY Holding Tranche B 1st
Lien 6.033% (LIBOR03M +
3.25%) 4/3/24 ●	199,609	$193,122
Change Healthcare Holdings
Tranche B 1st Lien 5.249%
(LIBOR01M + 2.75%)
3/1/24 ●	30,169	29,592
Charter Communications
Operating Tranche B 1st
Lien 4.50% (LIBOR01M +
2.00%) 4/30/25 ●	103,838	102,631
Chemours Tranche B2 1st Lien
4.25% (LIBOR01M +
1.75%) 4/3/25 ●	171,236	168,594
CityCenter Holdings Tranche B
1st Lien 4.749%
(LIBOR01M + 2.25%)
4/18/24 ●	242,625	238,986
Community Health Systems
Tranche H 1st Lien 5.957%
(LIBOR03M + 3.25%)
1/27/21 ●	146,259	144,045
Core & Main Tranche B 1st
Lien 5.721% (LIBOR03M +
3.00%) 8/1/24 ●	143,910	142,411
CROWN Americas Tranche B
1st Lien 4.513%
(LIBOR01M + 2.00%)
4/3/25 ●	163,968	164,242
CSC Holdings Tranche B 1st
Lien 5.009% (LIBOR01M +
2.50%) 1/25/26 ●	64,513	63,021
Dakota Holdings Tranche B
1st Lien 5.749%
(LIBOR01M + 3.25%)
2/13/25 ●	85,355	82,608
DaVita Tranche B 1st Lien
5.249% (LIBOR01M +
2.75%) 6/24/21 ●	136,173	136,172
Delek US Holdings Tranche B
1st Lien 4.749%
(LIBOR01M + 2.25%)
3/30/25 ●	84,363	81,832
Digicel International Finance
Tranche B 1st Lien 5.96%
(LIBOR03M + 3.25%)
5/10/24 ●	58,701	54,005
DTZ US Borrower Tranche B
1st Lien 5.749%
(LIBOR01M + 3.25%)
8/21/25 ●	64,838	63,784
Edgewater Generation
Tranche B 1st Lien 6.249%
(LIBOR01M + 3.75%)
12/13/25 ●	50,000	49,719
Envision Healthcare Tranche B
1st Lien 6.249%
(LIBOR01M + 3.75%)
10/11/25 ●	112,000	105,784
Equitrans Midstream Tranche
B 1st Lien 6.999%
(LIBOR01M + 4.50%)
1/31/24 ●	62,000	62,000
ESH Hospitality Tranche B 1st
Lien 4.499% (LIBOR01M +
2.00%) 8/30/23 ●	232,184	228,659
ExamWorks Group Tranche B1
1st Lien 5.749%
(LIBOR01M + 3.25%)
7/27/23 ●	161,767	160,958
Flying Fortress Holdings
Tranche B 1st Lien 4.553%
(LIBOR03M + 1.75%)
10/30/22 ●	150,000	149,688
Frontier Communications
Tranche A-DD 1st Lien
5.25% (LIBOR01M +
2.75%) 3/31/21 ●	72,560	70,655
Gardner Denver Tranche B1
1st Lien 5.249%
(LIBOR01M + 2.75%)
7/30/24 ●	60,364	60,150
Gates Global Tranche B2 1st
Lien 5.249% (LIBOR01M +
2.75%) 3/31/24 ●	88,989	87,295
GEO Group Tranche B 1st Lien
4.50% (LIBOR01M +
2.00%) 3/23/24 ●	49,621	48,484
GIP III Stetson I Tranche B 1st
Lien 0.00% 7/18/25 ● X	51,000	49,980
Gray Television Tranche B2 1st
Lien 4.77% (LIBOR01M +
2.25%) 2/7/24 ●	107,721	106,172
Greenhill & Co. Tranche B 1st
Lien 6.468% (LIBOR03M +
3.75%) 10/12/22 ●	44,620	44,564
Grizzly Finco Tranche B 1st
Lien 6.047% (LIBOR03M +
3.25%) 10/1/25 ●	24,938	24,869
GVC Holdings Tranche B2 1st
Lien 4.999% (LIBOR01M +
2.50%) 3/16/24 ●	136,965	135,767

(continues)       NQ-DPT-164 [1/19] 3/19 (764817) 15

Schedule of investments

Macquarie Institutional Portfolios — Macquarie Core Plus Bond Portfolio (Unaudited)

	Principal	Value
	amount°	(US $)
Loan Agreements (continued)
HCA Tranche B10 1st Lien
4.499% (LIBOR01M +
2.00%) 3/13/25 ●	357,300	$356,770
Heartland Dental 1st Lien
6.249% (LIBOR01M +
3.75%) 4/30/25 ●	116,743	113,825
Hilton Worldwide Finance
Tranche B2 1st Lien 4.26%
(LIBOR01M + 1.75%)
10/25/23 ●	35,550	35,213
Hoya Midco Tranche B 1st
Lien 5.999% (LIBOR01M +
3.50%) 6/30/24 ●	173,241	168,477
HUB International Tranche B
1st Lien 5.514%
(LIBOR02M + 2.75%)
4/25/25 ●	199,000	192,284
Hyperion Insurance Group
Tranche B 1st Lien 6.00%
(LIBOR01M + 3.50%)
12/20/24 ●	204,343	201,942
INEOS US Finance Tranche B
1st Lien 4.499%
(LIBOR01M + 2.00%)
3/31/24 ●	391,050	380,715
IQVIA Tranche B3 1st Lien
4.249% (LIBOR01M +
1.75%) 6/11/25 ●	144,275	142,066
Iron Mountain Tranche B 1st
Lien 4.249% (LIBOR01M +
1.75%) 1/2/26 ●	248,125	240,213
JBS USA Tranche B 1st Lien
5.257% (LIBOR03M +
2.50%) 10/30/22 ●	106,182	105,253
Lucid Energy Group II
Borrower 1st Lien 5.519%
(LIBOR01M + 3.00%)
2/18/25 ●	96,888	91,317
LUX HOLDCO III 1st Lien
5.499% (LIBOR01M +
3.00%) 3/28/25 ●	45,655	45,056
MGM Growth Properties
Operating Partnership
Tranche B 1st Lien 4.499%
(LIBOR01M + 2.00%)
3/25/25 ●	143,524	141,521
Microchip Technology 1st Lien
4.50% (LIBOR01M +
2.00%) 5/29/25 ●	212,518	209,507
MPH Acquisition Holdings
Tranche B 1st Lien 5.553%
(LIBOR03M + 2.75%)
6/7/23 ●	225,748	218,609
NCI Building Systems Tranche
B 1st Lien 6.547%
(LIBOR03M + 3.75%)
4/12/25 ●	68,655	65,694
Neiman Marcus Group 1st
Lien 5.763% (LIBOR01M +
3.25%) 10/25/20 ●	44,882	39,926
NFP Tranche B 1st Lien
5.499% (LIBOR01M +
3.00%) 1/8/24 ●	128,687	124,022
OCI Partners 1st Lien 6.803%
(LIBOR03M + 4.00%)
3/13/25 ●	44,663	44,439
ON Semiconductor Tranche B
1st Lien 4.249%
(LIBOR01M + 1.75%)
3/31/23 ●	74,909	74,131
Penn National Gaming
Tranche B1 1st Lien
4.758% (LIBOR01M +
2.25%) 10/15/25 ●	200,000	197,750
Plaskolite PPC Intermediate II
1st Lien 6.764%
(LIBOR01M + 4.25%)
12/14/25 ●	62,000	61,903
PQ Tranche B 1st Lien
5.244% (LIBOR03M +
2.50%) 2/8/25 ●	166,581	162,677
Prestige Brands Tranche B5
1st Lien 4.499%
(LIBOR01M + 2.00%)
1/26/24 ●	93,908	92,470
Radiate Holdco Tranche B 1st
Lien 5.499% (LIBOR01M +
3.00%) 2/1/24 ●	112,285	109,118
Refinitiv US Holdings Tranche
B 1st Lien 6.249%
(LIBOR01M + 3.75%)
10/1/25 ●	94,000	90,450
Russell Investments US
Institutional Holdco
Tranche B 1st Lien 5.749%
(LIBOR01M + 3.25%)
6/1/23 ●	379,809	375,536
Sable International Finance
Tranche B4 1st Lien
5.749% (LIBOR01M +
3.25%) 1/31/26 ●	250,000	247,141
SBA Senior Finance II Tranche
B 1st Lien 4.50%
(LIBOR01M + 2.00%)
4/11/25 ●	184,075	181,002

16 NQ-DPT-164 [1/19] 3/19 (764817)

(Unaudited)

	Principal	Value
	amount°	(US $)
Loan Agreements (continued)
Scientific Games International
Tranche B5 1st Lien
5.249% (LIBOR01M +
2.75%) 8/14/24 ●	284,318	$275,966
Sigma US Tranche B2 1st Lien
5.797% (LIBOR03M +
3.00%) 7/2/25 ●	106,465	102,650
Sinclair Television Group
Tranche B2 1st Lien 4.75%
(LIBOR01M + 2.25%)
1/3/24 ●	146,235	145,138
Solenis International 1st Lien
6.707% (LIBOR03M +
4.00%) 6/26/25 ●	75,620	74,391
Specialty Building Products
Holdings 1st Lien 8.249%
(LIBOR01M + 5.75%)
10/1/25 ●	38,000	37,240
Sprint Communications
Tranche B 1st Lien
5.00% (LIBOR01M +
2.50%) 2/3/24 ●	494,592	484,069
5.50% (LIBOR01M +
3.00%) 2/3/24 ●	50,000	48,936
SS&C European Holdings
Tranche B4 1st Lien
4.749% (LIBOR01M +
2.25%) 4/16/25 ●	48,867	47,967
SS&C Technologies Tranche B3
1st Lien 4.749%
(LIBOR01M + 2.25%)
4/16/25 ●	127,047	124,708
StandardAero Aviation
Holdings 1st Lien 6.25%
(LIBOR01M + 3.75%)
7/7/22 ●	88,787	88,746
Staples 1st Lien 6.541%
(LIBOR03M + 4.00%)
9/12/24 ●	58,480	57,822
Stars Group Holdings Tranche
B 1st Lien 6.303%
(LIBOR03M + 3.50%)
7/10/25 ●	176,955	175,672
Summit Materials Tranche B
1st Lien 4.499%
(LIBOR01M + 2.00%)
11/10/24 ●	99,000	96,587
Summit Midstream Partners
Holdings Tranche B 1st Lien
8.499% (LIBOR01M +
6.00%) 5/21/22 ●	115,018	113,197
Surgery Center Holdings 1st
Lien 5.75% (LIBOR01M +
3.25%) 8/31/24 ●	222,744	217,176
Syneos Health Tranche B 1st
Lien 4.499% (LIBOR01M +
2.00%) 8/1/24 ●	129,731	127,878
Tecta America 1st Lien
7.013% (LIBOR01M +
4.50%) 11/21/25 =●	75,000	73,969
Telenet Financing USD
Tranche AN 1st Lien
4.759% (LIBOR01M +
2.25%) 8/15/26 ●	120,000	117,182
Titan Acquisition Tranche B
1st Lien 5.499%
(LIBOR01M + 3.00%)
3/28/25 ●	162,027	153,318
TMS International Tranche B2
1st Lien 5.40% (LIBOR03M
+ 2.75%) 8/14/24 ●	50,893	49,423
TransDigm Tranche F 1st Lien
4.999% (LIBOR01M +
2.50%) 6/9/23 ●	180,004	176,354
Trident TPI Holdings 1st Lien
5.749% (LIBOR01M +
3.25%) 10/5/24 ●	61,062	59,459
Tronox Blocked Borrower
Tranche B 1st Lien 5.499%
(LIBOR01M + 3.00%)
9/22/24 ●	26,937	26,623
Tronox Finance Tranche B 1st
Lien 5.499% (LIBOR01M +
3.00%) 9/22/24 ●	62,163	61,438
Unitymedia Finance Tranche D
1st Lien 4.759%
(LIBOR01M + 2.25%)
1/15/26 ●	40,000	39,392
Unitymedia Finance Tranche E
1st Lien 4.509%
(LIBOR01M + 2.00%)
6/1/23 ●	175,000	172,721
UPC Financing Partnership
Tranche AR 1st Lien
5.009% (LIBOR01M +
2.50%) 1/15/26 ●	15,646	15,432
USI Tranche B 1st Lien
5.803% (LIBOR03M +
3.00%) 5/16/24 ●	328,437	315,915
USIC Holdings 1st Lien
5.749% (LIBOR01M +
3.25%) 12/9/23 ●	135,812	131,483

(continues)       NQ-DPT-164 [1/19] 3/19 (764817) 17

Schedule of investments

Macquarie Institutional Portfolios — Macquarie Core Plus Bond Portfolio (Unaudited)

	Principal	Value
	amount°	(US $)
Loan Agreements (continued)
Utz Quality Foods 1st Lien
5.999% (LIBOR01M +
3.50%) 11/21/24 ●	43,480	$43,372
Valeant Pharmaceuticals
International Tranche B 1st
Lien 5.513% (LIBOR01M +
3.00%) 6/1/25 ●	98,277	97,394
Vantage Specialty Chemicals
2nd Lien 10.884%
(LIBOR02M + 8.25%)
10/26/25 ●	10,000	9,600
Vantage Specialty Chemicals
Tranche B 1st Lien 5.999%
(LIBOR02M + 3.50%)
10/28/24 ●	21,100	20,757
Virgin Media Bristol Tranche K
1st Lien 5.009%
(LIBOR01M + 2.50%)
1/15/26 ●	60,000	59,031
Vistra Operations Tranche B3
1st Lien 4.505%
(LIBOR01M + 2.00%)
12/1/25 ●	323,375	317,958
Visual Comfort Group 1st Lien
5.499% (LIBOR01M +
3.00%) 2/28/24 =●	129,368	129,374
Wand NewCo 3 Tranche B 1st
Lien 0.00% 1/24/26 ●	50,000	49,958
Wyndham Hotels & Resorts
Tranche B 1st Lien 4.249%
(LIBOR01M + 1.75%)
5/30/25 ●	74,813	73,706
Wynn Resorts Tranche B 1st
Lien 4.75% (LIBOR01M +
2.25%) 10/30/24 ●	85,000	83,066
XPO Logistics Tranche B 1st
Lien 4.50% (LIBOR01M +
2.00%) 2/24/25 ●	210,000	207,145
Zayo Group Tranche B2 1st
Lien 4.749% (LIBOR01M +
2.25%) 1/19/24 ●	156,000	155,011
Zekelman Industries 1st Lien
4.862% (LIBOR02M +
2.25%) 6/14/21 ●	165,758	162,996
Total Loan Agreements
(cost $14,527,294)		14,212,170

Municipal Bonds – 0.12%
Buckeye, Ohio Tobacco
Settlement Financing
Authority
(Asset-Backed Senior
Turbo) Series A-2 5.875%
6/1/47	25,000	23,279
California State
(Build America Bonds)
7.55% 4/1/39	75,000	110,336
South Carolina Public Service
Authority
Series D 4.77% 12/1/45	30,000	30,362
Texas Water Development
Board
Series A 5.00% 10/15/45	20,000	22,345
Series B 5.00% 10/15/46	55,000	61,904
Total Municipal Bonds
(cost $257,778)		248,226

Non-Agency Asset-Backed Securities – 2.75%
American Express Credit
Account Master Trust
Series 2017-5 A 2.889%
(LIBOR01M + 0.38%)
2/18/25 ●	355,000	355,360
Series 2018-3 A 2.829%
(LIBOR01M + 0.32%)
10/15/25 ●	165,000	163,830
Barclays Dryrock Issuance
Trust
Series 2017-1 A 2.839%
(LIBOR01M + 0.33%, Floor
0.33%) 3/15/23 ●	100,000	100,036
Chase Issuance Trust
Series 2018-A1 A1
2.709% (LIBOR01M +
0.20%) 4/17/23 ●	530,000	529,545
Citibank Credit Card Issuance
Trust
Series 2017-A5 A5
3.126% (LIBOR01M +
0.62%, Floor 0.62%)
4/22/26 ●	100,000	100,387
Series 2017-A7 A7
2.891% (LIBOR01M +
0.37%) 8/8/24 ●	100,000	100,100
Citicorp Residential Mortgage
Trust
Series 2006-3 A5
5.267% 11/25/36 ●	300,000	306,724

18 NQ-DPT-164 [1/19] 3/19 (764817)

(Unaudited)

	Principal	Value
	amount°	(US $)
Non-Agency Asset-Backed Securities (continued)
Discover Card Execution Note
Trust
Series 2017-A7 A7
2.869% (LIBOR01M +
0.36%) 4/15/25 ●	105,000	$104,885
Series 2018-A2 A2
2.839% (LIBOR01M +
0.33%) 8/15/25 ●	305,000	303,811
Series 2019-A1 A1
3.04% 7/15/24 =	100,000	100,512
Ford Credit Auto Owner Trust
Series 2018-1 A 144A
3.19% 7/15/31 #	160,000	157,919
HOA Funding
Series 2014-1A A2 144A
4.846% 8/20/44 #	45,750	45,207
Hyundai Auto Lease
Securitization Trust
Series 2016-C A3 144A
1.49% 2/18/20 #	1,477	1,475
Mercedes-Benz Master Owner
Trust
Series 2017-BA A 144A
2.929% (LIBOR01M +
0.42%) 5/16/22 #●	500,000	500,449
Series 2018-BA A 144A
2.849% (LIBOR01M +
0.34%) 5/15/23 #●	100,000	99,771
Navistar Financial Dealer Note
Master Owner Trust II
Series 2018-1 A 144A
3.14% (LIBOR01M +
0.63%, Floor 0.63%)
9/25/23 #●	55,000	54,983
New Residential Mortgage
Loan Trust
Series 2018-RPL1 A1 144A
3.50% 12/25/57 #●	92,110	91,818
Nissan Master Owner Trust
Receivables
Series 2017-C A 2.829%
(LIBOR01M + 0.32%)
10/17/22 ●	265,000	264,896
Penarth Master Issuer
Series 2018-2A A1 144A
2.963% (LIBOR01M +
0.45%) 9/18/22 #●	355,000	353,126
PFS Financing
Series 2018-E A 144A
2.959% (LIBOR01M +
0.45%) 10/17/22 #●	505,000	504,154
Tesla Auto Lease Trust
Series 2018-A B 144A
2.75% 2/20/20 #	675,000	673,334
Towd Point Mortgage Trust
Series 2015-5 A1B 144A
2.75% 5/25/55 #●	44,565	43,894
Series 2015-6 A1B 144A
2.75% 4/25/55 #●	50,919	50,031
Series 2017-1 A1 144A
2.75% 10/25/56 #●	64,103	62,733
Series 2017-2 A1 144A
2.75% 4/25/57 #●	66,297	64,933
Series 2018-1 A1 144A
3.00% 1/25/58 #●	84,909	83,347
Verizon Owner Trust
Series 2018-1A A1B 144A
2.766% (LIBOR01M +
0.26%) 9/20/22 #●	225,000	224,895
Volkswagen Auto Loan
Enhanced Trust
Series 2018-1 A2B 2.686%
(LIBOR01M + 0.18%)
7/20/21 ●	200,000	200,051
Volvo Financial Equipment
Master Owner Trust
Series 2017-A A 144A
3.009% (LIBOR01M +
0.50%) 11/15/22 #●	255,000	255,532
Wendys Funding
Series 2018-1A A2I 144A
3.573% 3/15/48 #	79,200	77,223
Total Non-Agency Asset-Backed Securities
(cost $5,963,608)		5,974,961

Non-Agency Collateralized Mortgage Obligations – 1.49%
Flagstar Mortgage Trust
Series 2018-1 A5 144A
3.50% 3/25/48 #●	106,463	105,806
Series 2018-5 A7 144A
4.00% 9/25/48 #●	99,626	100,455
Galton Funding Mortgage
Trust
Series 2018-1 A43 144A
3.50% 11/25/57 #●	76,779	76,599
Holmes Master Issuer
Series 2018-2A A2 144A
3.207% (LIBOR03M +
0.42%) 10/15/54 #●	200,000	199,546
JPMorgan Mortgage Trust
Series 2014-2 B1 144A
3.417% 6/25/29 #●	64,217	63,956

(continues)       NQ-DPT-164 [1/19] 3/19 (764817) 19

Schedule of investments

Macquarie Institutional Portfolios — Macquarie Core Plus Bond Portfolio (Unaudited)

	Principal	Value
	amount°	(US $)
Non-Agency Collateralized Mortgage Obligations (continued)
JPMorgan Mortgage Trust
Series 2014-2 B2 144A
3.417% 6/25/29 #●	64,217 $	63,574
Series 2014-IVR6
2A4 144A
2.50% 7/25/44 #●	100,000	100,040
Series 2015-4 B1 144A
3.624% 6/25/45 #●	91,783	91,210
Series 2015-4 B2 144A
3.624% 6/25/45 #●	91,783	90,105
Series 2015-5 B2 144A
3.161% 5/25/45 #●	94,907	93,814
Series 2015-6 B1 144A
3.611% 10/25/45 #●	91,022	90,786
Series 2015-6 B2 144A
3.611% 10/25/45 #●	91,022	90,155
Series 2016-4 B1 144A
3.90% 10/25/46 #●	94,337	94,837
Series 2016-4 B2 144A
3.90% 10/25/46 #●	94,337	94,311
Series 2017-1 B2 144A
3.549% 1/25/47 #●	100,613	98,361
Series 2017-2 A3 144A
3.50% 5/25/47 #●	46,360	45,698
Series 2018-3 A5 144A
3.50% 9/25/48 #●	253,325	251,851
Series 2018-4 A15 144A
3.50% 10/25/48 #●	161,239	160,475
Series 2018-6 1A4 144A
3.50% 12/25/48 #●	106,604	106,215
Series 2018-7FRB A2 144A
3.256% (LIBOR01M +
0.75%) 4/25/46 #●	116,628	116,435
Sequoia Mortgage Trust
Series 2014-2 A4 144A
3.50% 7/25/44 #●	28,989	28,840
Series 2015-1 B2 144A
3.876% 1/25/45 #●	40,646	40,732
Series 2015-2 B2 144A
3.742% 5/25/45 #●	340,360	338,675
Series 2017-4 A1 144A
3.50% 7/25/47 #●	83,145	82,240
Series 2017-5 B1 144A
3.879% 8/25/47 #●	246,301	245,745
Series 2018-5 A4 144A
3.50% 5/25/48 #●	135,717	135,440
Series 2018-8 A4 144A
4.00% 11/25/48 #●	232,850	235,648
Total Non-Agency Collateralized Mortgage
Obligations (cost $3,243,040)		3,241,549

Non-Agency Commercial Mortgage-Backed Securities – 5.01%
BANK
Series 2017-BNK4 XA
1.441% 5/15/50 ●	596,559 $	49,540
Series 2017-BNK5 A5
3.39% 6/15/60	225,000	223,513
Series 2017-BNK5 B
3.896% 6/15/60 ●	95,000	94,369
Series 2017-BNK7 A5
3.435% 9/15/60	110,000	109,562
Series 2017-BNK8 A4
3.488% 11/15/50	85,000	84,653
BENCHMARK Mortgage Trust
Series 2018-B1 A5
3.666% 1/15/51 ●	400,000	405,131
Series 2018-B6 A4
4.261% 10/10/51	80,000	84,649
CFCRE Commercial Mortgage
Trust
Series 2016-C7 A3
3.839% 12/10/54	185,000	187,721
Citigroup Commercial
Mortgage Trust
Series 2014-GC25 A4
3.635% 10/10/47	120,000	122,452
Series 2016-P3 A4
3.329% 4/15/49	308,000	306,991
Series 2017-C4 A4
3.471% 10/12/50	120,000	119,690
COMM Mortgage Trust
Series 2013-CR6 AM 144A
3.147% 3/10/46 #	105,000	104,223
Series 2013-WWP A2
144A 3.424% 3/10/31 #	100,000	102,113
Series 2014-CR19 A5
3.796% 8/10/47	80,000	82,416
Series 2014-CR20 AM
3.938% 11/10/47	350,000	356,007
Series 2015-3BP A 144A
3.178% 2/10/35 #	130,000	129,205
Series 2015-CR23 A4
3.497% 5/10/48	115,000	116,359
Commercial Mortgage Pass
Through Certificates
Series 2016-CR28 A4
3.762% 2/10/49 ◆	480,000	490,524
DB-JPM
Series 2016-C1 A4
3.276% 5/10/49	295,000	293,018
Series 2016-C1 B
4.195% 5/10/49 ●	25,000	25,284

20 NQ-DPT-164 [1/19] 3/19 (764817)

(Unaudited)

	Principal	Value
	amount°	(US $)
Non-Agency Commercial Mortgage-Backed Securities
(continued)
DB-JPM
Series 2016-C3 A5
2.89% 8/10/49	140,000	$135,285
GRACE Mortgage Trust
Series 2014-GRCE A 144A
3.369% 6/10/28 #	250,000	251,260
Series 2014-GRCE B 144A
3.52% 6/10/28 #	200,000	200,340
GS Mortgage Securities Trust
Series 2010-C1 C 144A
5.635% 8/10/43 #●	100,000	102,303
Series 2014-GC24 A5
3.931% 9/10/47	215,000	222,548
Series 2015-GC32 A4
3.764% 7/10/48	75,000	77,086
Series 2017-GS5 A4
3.674% 3/10/50	175,000	177,394
Series 2017-GS5 XA
0.82% 3/10/50 ●	4,229,680	231,288
Series 2017-GS6 A3
3.433% 5/10/50	115,000	114,605
Series 2017-GS6 XA
1.047% 5/10/50 ●	3,375,951	238,531
Series 2018-GS9 A4
3.992% 3/10/51 ●	130,000	134,361
Series 2018-GS9 B
4.321% 3/10/51 ●	125,000	127,746
JPM-BB Commercial
Mortgage Securities Trust
Series 2015-C27 XA
1.317% 2/15/48 ●	2,880,726	140,222
Series 2015-C31 A3
3.801% 8/15/48	350,000	358,742
Series 2015-C33 A4
3.77% 12/15/48	255,000	261,177
JPM-DB Commercial
Mortgage Securities Trust
Series 2016-C4 A3
3.141% 12/15/49	1,490,000	1,461,459
Series 2017-C7 A5
3.409% 10/15/50	290,000	288,307
JPMorgan Chase Commercial
Mortgage Securities Trust
Series 2005-CB11 E
5.566% 8/12/37 ●	20,000	20,434
Series 2013-LC11 B
3.499% 4/15/46	150,000	148,060
Series 2015-JP1 A5
3.914% 1/15/49	170,000	175,404
Series 2016-JP2 AS
3.056% 8/15/49	180,000	171,590
Series 2016-WIKI A 144A
2.798% 10/5/31 #	105,000	103,887
Series 2016-WIKI B 144A
3.201% 10/5/31 #	85,000	84,246
LB-UBS Commercial
Mortgage Trust
Series 2006-C6 AJ
5.452% 9/15/39 ●	42,360	29,241
Morgan Stanley BAML Trust
Series 2014-C17 A5
3.741% 8/15/47	100,000	102,536
Series 2015-C26 A5
3.531% 10/15/48	120,000	121,049
Series 2016-C29 A4
3.325% 5/15/49	95,000	94,370
Morgan Stanley Capital I Trust
Series 2006-HQ10 B
5.448% 11/12/41 ●	100,000	94,570
Series 2016-BNK2 A4
3.049% 11/15/49	120,000	116,861
Series 2018-L1 A4
4.407% 10/15/51	105,000	111,942
UBS Commercial Mortgage
Trust
Series 2018-C9 A4
4.117% 3/15/51 ●	225,000	234,095
UBS-Barclays Commercial
Mortgage Trust
Series 2013-C5 B 144A
3.649% 3/10/46 #●	150,000	149,314
Wells Fargo Commercial
Mortgage Trust
Series 2014-LC18 A5
3.405% 12/15/47	385,000	386,806
Series 2015-C30 XA
0.923% 9/15/58 ●	1,879,665	87,861
Series 2015-NXS3 A4
3.617% 9/15/57	80,000	80,868
Series 2016-BNK1 A3
2.652% 8/15/49	155,000	147,215
Series 2016-BNK1 B
2.967% 8/15/49	30,000	28,202
Series 2017-C38 A5
3.453% 7/15/50	140,000	138,887

(continues)       NQ-DPT-164 [1/19] 3/19 (764817) 21

Schedule of investments

Macquarie Institutional Portfolios — Macquarie Core Plus Bond Portfolio (Unaudited)

	Principal		Value
	amount°		(US $)
Non-Agency Commercial Mortgage-Backed Securities
(continued)
WF-RBS Commercial
Mortgage Trust
Series 2012-C10 A3
2.875% 12/15/45		240,000	$237,054
Total Non-Agency Commercial
Mortgage-Backed Securities
(cost $11,075,305)			10,874,566

Regional Bond – 0.06%Δ
Argentina – 0.06%
Provincia de Cordoba 144A
7.45% 9/1/24 #		150,000	128,625
Total Regional Bond (cost $156,132)			128,625

Sovereign Bonds – 1.31%Δ
Argentina – 0.11%
Argentine Bonos del Tesoro
16.00% 10/17/23	ARS	2,137,000	53,984
Argentine Republic
Government International
Bond 5.625% 1/26/22		205,000	186,603
			240,587
Brazil – 0.31%
Brazil Notas do Tesouro
Nacional Series F
10.00% 1/1/27	BRL	2,278,000	666,668
			666,668
Colombia – 0.21%
Colombian TES Series B
7.00% 6/30/32	COP	1,411,000,000	455,105
			455,105
Egypt – 0.09%
Egypt Government
International Bond
144A 5.577% 2/21/23 #		200,000	194,484
			194,484
Ivory Coast – 0.08%
Ivory Coast Government
International Bond
144A 6.125% 6/15/33 #		200,000	179,104
			179,104
Saudi Arabia – 0.09%
Saudi Government
International Bond
144A 4.375% 4/16/29 #		200,000	204,049
			204,049
Senegal – 0.08%
Senegal Government
International Bond
144A 6.75% 3/13/48 #		200,000	178,676
			178,676
South Africa – 0.13%
Republic of South Africa
Government Bond
8.00% 1/31/30	ZAR	3,894,000	271,799
			271,799
Turkey – 0.14%
Turkey Government Bond
8.00% 3/12/25	TRY	2,077,000	301,501
			301,501
Uruguay – 0.07%
Uruguay Government
International Bond
4.375% 1/23/31		140,000	143,395
			143,395
Total Sovereign Bonds (cost $2,796,870)			2,835,368

Supranational Banks – 0.35%
Arab Petroleum
Investments 144A
4.125% 9/18/23 #		200,000	203,219
Banque Ouest Africaine de
Developpement 144A
5.00% 7/27/27 #		200,000	196,550
FMS Wertmanagement
2.75% 1/30/24		365,000	367,296
Total Supranational Banks (cost $760,673)			767,065

US Treasury Obligations – 11.90%
US Treasury Bond
3.375% 11/15/48		1,255,000	1,347,140
US Treasury Notes
2.625% 12/31/23		13,085,000	13,196,683

22 NQ-DPT-164 [1/19] 3/19 (764817)

(Unaudited)

	Principal	Value
	amount°	(US $)
US Treasury Obligations (continued)
US Treasury Notes
3.125% 11/15/28	10,840,000	$11,298,794
Total US Treasury Obligations
(cost $25,574,165)		25,842,617

	Number of
	shares
Convertible Preferred Stock – 0.35%
A Schulman 6.00% exercise
price $52.33 ψ	200	206,500
AMG Capital Trust II 5.15%
exercise price $198.02,
maturity date 10/15/37	500	24,683
Bank of America 7.25%
exercise price $50.00 ψ	151	195,267
Crown Castle International
6.875% exercise price
$114.88, maturity date
8/1/20	250	276,600
DTE Energy 6.50% exercise
price $116.31, maturity
date 10/1/19	1,000	54,470
Wells Fargo & Co. 7.50%
exercise price $156.71 ψ	7	8,976
Total Convertible Preferred Stock
(cost $770,040)		766,496

Preferred Stock – 0.11%
Bank of America 6.50%µψ	185,000	199,327
Morgan Stanley 5.55%µψ	40,000	40,224
Total Preferred Stock (cost $239,878)		239,551

	Principal
	amount°
Short-Term Investments – 5.26%
Discount Note – 1.45%≠
Federal Home Loan Bank
0.00% 2/1/19	3,156,480	3,156,480
		3,156,480
Repurchase Agreements – 3.81%
Bank of America Merrill Lynch
2.55%, dated 1/31/19, to
be repurchased on 2/1/19,
repurchase price
$1,002,128 (collateralized
by US government
obligations 2.125%
12/31/22;
market value $1,022,099)	1,002,057	1,002,057
Bank of Montreal
2.43%, dated 1/31/19, to
be repurchased on 2/1/19,
repurchase price
$2,755,843 (collateralized
by US government
obligations
0.00%–4.375%
3/28/19–2/15/48; market
value $2,810,771)	2,755,657	2,755,657
BNP Paribas
2.55%, dated 1/31/19, to
be repurchased on 2/1/19,
repurchase price
$4,518,325 (collateralized
by US government
obligations
0.00%–4.375%
3/7/19–8/15/47; market
value $4,608,366)	4,518,006	4,518,006
		8,275,720
Total Short-Term Investments
(cost $11,432,200)		11,432,200

Total Value of
Securities – 100.83%
(cost $219,990,777)		219,010,944
Liabilities Net of Receivables and Other
Assets – (0.83%)		(1,796,445)
Net Assets Applicable to 21,949,916 Shares
Outstanding – 100.00%		$217,214,499

#

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At Jan. 31, 2019, the aggregate value of Rule 144A securities was $ 55,773,956, which represents 25.68% of the Portfolio’s net assets.

◆

Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.

(continues)       NQ-DPT-164 [1/19] 3/19 (764817) 23

Schedule of investments

Macquarie Institutional Portfolios — Macquarie Core Plus Bond Portfolio (Unaudited)

=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 2 in “Notes.”
≠	The rate shown is the effective yield at the time of purchase.
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
Δ	Securities have been classified by country of origin.
µ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at Jan. 31, 2019. Rate will reset at a future date.
Σ	Interest only security. An interest only security is the interest only portion of a fixed income security, which is separated and sold individually from the principal portion of the security.
ψ	No contractual maturity date.
●

Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at Jan. 31, 2019. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above. The reference rate descriptions (i.e. LIBOR03M, LIBOR06M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their description above.

X	This loan will settle after Jan. 31, 2019, at which time the interest rate, based on the LIBOR and the agreed upon spread on trade date, will be reflected.

Unfunded Loan Commitments

The Portfolio may invest in floating rate loans. In connection with these investments, the Portfolio may also enter into unfunded corporate loan commitments (commitments). Commitments may obligate the Series to furnish temporary financing to a borrower until permanent financing can be arranged. In connection with these commitments, the Portfolio earns a commitment fee, typically set as a percentage of the commitment amount. The following unfunded loan commitment was outstanding at Jan. 31, 2019:

				Unrealized
	Principal			Appreciation
Borrower	Amount	Cost	Value	(Depreciation)
Heartland Dental Tranche DD 1st Lien 6.488% (LIBOR03M+3.75%) 4/30/25	$10,685	$10,685	$10,418	$(267)

The following foreign currency exchange contracts, futures contracts, and swap contracts were outstanding at Jan. 31, 2019:

Foreign Currency Exchange Contracts

	Contracts to				Settlement	Unrealized	Unrealized
Counterparty	Receive (Deliver)		In Exchange For		Date	Appreciation	Depreciation
BA	AUD	852,592	USD	(608,702)	3/1/19	$11,302	$—
BA	CAD	533,023	USD	(400,885)	3/1/19	5,031	—
BA	EUR	365,870	USD	(421,270)	3/1/19	—	(1,539)
BA	NZD	629,945	USD	(428,153)	3/1/19	7,540	—
BNP	AUD	(153,446)	USD	109,511	3/1/19	—	(2,075)
CITI	COP	953,395,060	USD	(303,629)	3/1/19	3,075	—
Total Foreign Currency Exchange Contracts						$26,948	$(3,614)

Futures Contracts

			Notional		Value/	Value/	Variation Margin
		Notional	Cost	Expiration	Unrealized	Unrealized	Due from
Contracts to Buy (Sell)		Amount	(Proceeds)	Date	Appreciation	Depreciation	(Due to) Brokers
(14)	E-mini S&P 500 Index	$(1,893,150)	$(1,781,854)	3/15/19	$—	$(111,296)	$(15,400)
315	US Treasury 10 yr Notes	38,577,656	37,625,348	3/20/19	952,308	—	153,916
74	US Treasury Long Bonds	10,854,875	10,448,425	3/20/19	406,450	—	74,000
Total Futures Contracts			$46,291,919		$1,358,758	$(111,296)	$212,516

24 NQ-DPT-164 [1/19] 3/19 (764817)

(Unaudited)

Swap Contracts

CDS Contracts1

Counterparty/				Upfront
Reference Obligation/				Payments			Variation Margin
Termination Date/	Notional	Annual Protection		Paid	Unrealized	Unrealized	Due from
Payment Frequency	Amount[2]	Payments	Value	(Received)	Appreciation[3]	Depreciation[3]	(Due to) Brokers
Centrally Cleared:
Protection Sold/Moody’s Ratings:
CDX.NA.HY.31[4]
12/20/23-Quarterly	700,700	5.00%	$41,914	$8,562	$33,352	$—	$2,385
Over-The-Counter:
Protection Sold/Moody’s Ratings:
MSCS-CMBX.NA.BBB-.6[5]
5/11/63-Monthly	890,000	3.00%	(117,730)	(105,111)	—	(12,619)	—
Total CDS Contracts			$(75,816)	$(96,549)	$33,352	$(12,619)	$2,385

The use of foreign currency exchange contracts, futures contracts, and swap contracts involves elements of market risk and risks in excess of the amounts disclosed in the financial statements. The foreign currency exchange contracts and notional amounts presented above represent the Portfolio’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Portfolio’s net assets.

1A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded daily as unrealized appreciation or depreciation. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the CDS agreement.

2Notional amount shown is stated in USD unless noted that the swap is denominated in another currency.

3Unrealized appreciation (depreciation) does not include periodic interest payments (receipts) on swap contracts accrued daily in the amount of $(3,720).

4Markit’s North America High Yield CDX Index, or the CDX.NA.HY Index, is composed of 100 liquid North American entities with high yield credit ratings that trade is in the CDS market.

5Markit’s CMBX Index, or the CMBX.NA Index, is a synthetic tradable index referencing a basket of 25 commercial mortgage-backed securities in North America. Credit-quality rating are measured on a scale that generally ranges from AAA (highest) to BB (lowest). US Agency and US Agency mortgage-backed securities appear under US Government.

Summary of abbreviations:
ARM – Adjustable Rate Mortgage
ARS – Argentine Peso
AUD – Australian Dollar
BADLARPP – Argentina Term Deposit Rate
BA – Bank of America, N.A.
BNP – BNP Paribas
BRL – Brazilian Real
CAD – Canadian Dollar
CDO – Collateralized Debt Obligation
CDS – Credit Default Swap
CDX.NA.HY – Credit Default Swap Index North America High Yield
CLO – Collateralized Loan Obligation
CMBX.NA – Commercial Mortgage-Backed Securities Index North America
COP – Colombian Peso
DB – Deutsche Bank AG
EUR – European Monetary Unit
FHAVA – Federal Housing Administration & Veterans Administration
FREMF – Freddie Mac Multifamily
GNMA – Government National Mortgage Association
GS – Goldman Sachs
HSBC – Hong Kong Shanghai Bank
ICE – Intercontinental Exchange, Inc.
JPM – JPMorgan
LB – Lehman Brothers

(continues)       NQ-DPT-164 [1/19] 3/19 (764817) 25

Schedule of investments

Macquarie Institutional Portfolios — Macquarie Core Plus Bond Portfolio (Unaudited)

Summary of abbreviations: (continued)
LIBOR – London Interbank Offered Rate
LIBOR01M – ICE LIBOR USD 1 Month
LIBOR02M – ICE LIBOR USD 2 Month
LIBOR03M – ICE LIBOR USD 3 Month
LIBOR06M – ICE LIBOR USD 6 Month
LIBOR12M – ICE LIBOR USD 12 Month
MSCS – Morgan Stanley Capital Services LLC
NZD – New Zealand Dollar
RBS – Royal Bank of Scotland
REIT – Real Estate Investment Trust
REMIC – Real Estate Mortgage Investment Conduit
S.F. – Single Family
TRY – Turkish Lira
USD – US Dollar
WF – Wells Fargo
yr – Year
ZAR – South African Rand

See accompanying notes.

26 NQ-DPT-164 [1/19] 3/19 (764817)

Notes

Macquarie Institutional Portfolios — Macquarie Core Plus Bond Portfolio
January 31, 2019 (Unaudited)

1. Significant Accounting Policies

Macquarie Institutional Portfolios (registered as Delaware Pooled® Trust) (the Trust) — Macquarie Core Plus Bond Portfolio is an open-end investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies. The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by the Portfolio. This report covers the period of time since the Portfolio’s last fiscal year end, Oct. 31, 2018.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, the mean between the bid and ask prices will be used, which approximates fair value. US government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Other debt securities, credit default swap (CDS) contracts, and interest rate swap contracts are valued based upon valuations provided by an independent pricing service or broker/counterparty and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. For asset-backed securities, collateralized mortgage obligations, commercial mortgage securities, and US government agency mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity, and type as well as broker/dealer-supplied prices. Swap prices are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades, and values of the underlying reference instruments. Foreign currency exchange contracts and foreign cross currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts and options on futures contracts are valued at the daily quoted settlement prices. Exchange-traded options are valued at the last reported sale price or, if no sales are reported, at the mean between the last reported bid and ask prices, which approximates fair value. Investments in repurchase agreements are generally valued at par, which approximates fair value, each business day. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. Restricted securities are valued at fair value using methods approved by the Board.

2. Investments

US GAAP defines fair value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Portfolio’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below and on the next page.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2 –

Other observable inputs including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

(continues)       NQ-DPT-164 [1/19] 3/19 (764817) 27

(Unaudited)

2. Investments (continued)

Level 3 –	Significant unobservable inputs, including the Portfolio’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Portfolio may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Portfolio’s investments by fair value hierarchy levels as of Jan. 31, 2019:

Securities	Level 1	Level 2	Level 3	Total
Assets:
Agency, Asset- &
Mortgage-Backed Securities[1]	$—	$62,007,274	$100,512	$62,107,786
Corporate Debt	—	100,430,840	—	100,430,840
Municipal Bonds	—	248,226	—	248,226
Foreign Debt	—	3,731,058	—	3,731,058
Loan Agreements[1]	—	14,008,827	203,343	14,212,170
US Treasury Obligations	—	25,842,617	—	25,842,617
Convertible Preferred Stock[1]	535,313	231,183	—	766,496
Preferred Stock	—	239,551	—	239,551
Short-Term Investments	—	11,432,200	—	11,432,200
Total Value of Securities	$535,313	$218,171,776	$303,855	$219,010,944

Derivatives[2]
Assets:
Foreign Currency Exchange
Contracts	$—	$26,948	$—	$26,948
Futures Contracts	1,358,758	—	—	1,358,758
Swap Contracts	—	33,352	—	33,352
Liabilities:
Foreign Currency Exchange
Contracts	$—	$(3,614)	$—	$(3,614)
Futures Contracts	(111,296)	—	—	(111,296)
Swap Contracts	—	(12,619)	—	(12,619)

1Security type is valued across multiple levels. Level 1 investments represent exchange-traded investments, Level 2 investments represent investments with observable inputs or matrix-priced investments, and Level 3 investments represent investments without observable inputs. The amounts attributed to Level 1 investments, Level 2 investments, and Level 3 investments represent the following percentages of the total market value of these security types:

	Level 1	Level 2	Level 3	Total
Agency, Asset-Backed &
Mortgage-Backed Securities	—	99.84%	0.16%	100.00%
Loan Agreements	—	97.06%	2.94%	100.00%
Convertible Preferred Stock	69.84%	30.16%	—	100.00%

28 NQ-DPT-164 [1/19] 3/19 (764817)

(Unaudited)

2Foreign currency exchange contracts, futures contracts, and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument at the period end.

During the period ended Jan. 31, 2019, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Portfolio. The Portfolio’s policy is to recognize transfers between levels based on fair value at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Portfolio has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to the Portfolio’s net assets. During the period ended Jan. 31, 2019, there were no Level 3 investments.

3. Recent Accounting Pronouncements

In March 2017, the FASB issued an Accounting Standards Update, ASU 2017-08, Receivables — Nonrefundable Fees and Other Costs (Subtopic 310-20), Premium Amortization on Purchased Callable Debt Securities which amends the amortization period for certain callable debt securities purchased at a premium, shortening such period to the earliest call date. ASU 2017-08 does not require any accounting change for debt securities held at a discount; the discount continues to be amortized to maturity. ASU 2017-08 is effective for fiscal years, and interim periods within those fiscal years, beginning after Dec. 15, 2018. At this time, management is evaluating the implications of these changes on the financial statements.

In August 2018, the FASB issued an Accounting Standards Update, ASU 2018-13, which changes certain fair value measurement disclosure requirements. ASU 2018-13, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. ASU 2018-13 is effective for fiscal years, and interim periods within those fiscal years, beginning after Dec. 15, 2019. At this time, management is evaluating the implications of these changes on the financial statements.

4. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to Jan. 31, 2019, that would require recognition or disclosure in the Portfolio’s “Schedule of investments.”

NQ-DPT-164 [1/19] 3/19 (764817) 29

Schedule of investments

Macquarie Institutional Portfolios — Macquarie Emerging Markets Portfolio
January 31, 2019 (Unaudited)

	Number of	Value
	shares	(US $)
Common Stock – 95.27%Δ
Brazil – 9.55%
CCR	194,305	$792,734
Embraer ADR	85,250	1,814,120
Hypera	215,300	1,880,156
Kroton Educacional	351,400	1,101,256
Suzano Papel E Celulose	182,800	2,305,549
		7,893,815
China/Hong Kong – 29.83%
Alibaba Group Holding ADR †	11,586	1,952,125
Brilliance China Automotive
Holdings	496,000	466,473
China Construction Bank
Class H	3,674,000	3,282,050
China Medical System
Holdings	955,000	989,423
China Mobile	160,500	1,683,305
China Resources Power
Holdings	452,038	904,404
China State Construction
International Holdings	942,000	895,525
Dongfeng Motor Group
Class H	812,000	849,547
Hengan International Group	173,000	1,358,047
Jiangsu Expressway Class H	556,000	804,899
Ping An Insurance Group Co.
of China Class H	400,000	3,868,921
Sands China	503,600	2,393,771
Tingyi Cayman Islands
Holding	870,000	1,210,682
Tongda Group Holdings	3,540,000	478,186
WH Group 144A #	4,124,000	3,531,636
		24,668,994
India – 12.81%
Bajaj Auto	37,480	1,346,239
HCL Technologies	119,967	1,695,597
Housing Development
Finance	33,548	906,791
Indiabulls Housing Finance	239,998	2,243,063
Larsen & Toubro	23,111	427,092
Lupin	133,803	1,647,515
Power Grid Corp of India	179,290	475,451
Vedanta	668,856	1,856,000
		10,597,748
Indonesia – 1.52%
Bank Rakyat Indonesia
Persero	4,551,600	1,254,154
		1,254,154
Malaysia – 3.07%
AMMB Holdings	759,200	834,082
Genting Malaysia	1,250,000	1,004,028
Malayan Banking	302,312	704,115
		2,542,225
Mexico – 3.11%
Fibra Uno Administracion	1,162,893	1,598,182
Grupo Financiero Banorte
Class O	175,582	976,514
		2,574,696
Peru – 1.04%
Credicorp	3,525	855,799
		855,799
Philippines – 0.64%
PLDT	21,359	528,749
		528,749
Qatar – 0.51%
Qatar Electricity & Water	8,229	424,806
		424,806
Republic of Korea – 13.53%
Kangwon Land	16,055	490,604
Korea Zinc	2,898	1,147,323
LG Chem	7,888	2,608,892
Samsung Electronics	109,941	4,560,084
Samsung SDI	2,132	428,259
Shinhan Financial Group	50,387	1,956,337
		11,191,499
Romania – 0.26%
Societatea Nationala de Gaze
Naturale ROMGAZ GDR ≥	31,690	218,661
		218,661
Russia – 3.62%
Gazprom PJSC ADR	333,650	1,629,547
LUKOIL PJSC ADR	10,711	859,022
MMC Norilsk Nickel PJSC
ADR	24,414	507,811
		2,996,380
South Africa – 1.40%
Sasol	38,432	1,160,226
		1,160,226

(continues)       NQ-DPT-151 [1/19] 3/19 (765026) 1

Schedule of investments

Macquarie Institutional Portfolios — Macquarie Emerging Markets Portfolio (Unaudited)

	Number of	Value
	shares	(US $)
Common StockΔ (continued)
Taiwan – 8.33%
ASE Technology Holding †	677,000	$1,361,539
CTBC Financial Holding	1,130,046	769,497
Mega Financial Holding	911,245	795,498
Taiwan Semiconductor
Manufacturing	533,588	3,958,140
		6,884,674
Thailand – 2.18%
Kasikornbank NVDR	142,200	910,298
Thai Union Group Foreign	1,489,900	891,770
		1,802,068
Turkey – 1.36%
Turkiye Garanti Bankasi	329,143	577,170
Turkiye Halk Bankasi	370,228	544,595
		1,121,765
United Arab Emirates – 1.17%
First Abu Dhabi Bank	241,430	968,836
		968,836
United Kingdom – 1.34%
Anglo American	43,536	1,109,374
		1,109,374
Total Common Stock
(cost $78,409,302)		78,794,469

Preferred Stock – 3.52%Δ
Brazil – 2.98%
Itau Unibanco Holding ADR
5.43%	111,120	1,182,317
Itausa – Investimentos Itau
3.17%	345,488	1,278,813
Republic of Korea – 0.54%
Samsung Electronics 3.78%	13,251	446,603
Total Preferred Stock
(cost $2,336,897)		2,907,733

	Principal
	amount°
Short-Term Investments – 0.49%
Discount Note – 0.14%≠
Federal Home Loan Bank
0.00% 2/1/19	111,824	111,824
		111,824
Repurchase Agreements – 0.35%
Bank of America Merrill
Lynch
2.55%, dated 1/31/19,
to be repurchased on
2/1/19, repurchase price
$35,502 (collateralized
by US government
obligations 2.125%
12/31/22; market value
$36,210)	35,500	35,500
Bank of Montreal
2.43%, dated 1/31/19,
to be repurchased on
2/1/19, repurchase price
$97,631 (collateralized
by US government
obligations
0.00%–4.375%
3/28/19–2/15/48;
market value $99,577)	97,624	97,624
BNP Paribas
2.55%, dated 1/31/19,
to be repurchased on
2/1/19, repurchase price
$160,070 (collateralized
by US government
obligations
0.00%–4.375%
3/7/19–8/15/47; market
value $163,260)	160,059	160,059
		293,183
Total Short-Term Investments
(cost $405,007)		405,007

Total Value of
Securities – 99.28%
(cost $81,151,206)		82,107,209
Receivables and Other Assets Net of
Liabilities – 0.72%		594,779
Net Assets Applicable to 10,299,916
Shares Outstanding – 100.00%		$82,701,988
____________________

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At Jan. 31, 2019, the aggregate value of Rule 144A securities was $3,531,636, which represents 4.27% of the Portfolio’s net assets.
≠	The rate shown is the effective yield at the time of purchase.

2 NQ-DPT-151 [1/19] 3/19 (765026)

(Unaudited)

≥

Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such securities cannot be sold by the issuer in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At Jan. 31, 2019, the aggregate value of Regulation S securities was $218,661 which represents 0.26% of the Portfolio’s net assets.

°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
Δ	Securities have been classified by country of origin.
†	Non-income producing security.

Summary of abbreviations:

ADR – American Depositary Receipt
GDR – Global Depositary Receipt
NVDR – Non-Voting Depositary Receipt
USD – US Dollar

See accompanying notes.

(continues)      NQ-DPT-151 [1/19] 3/19 (765026) 3

Notes

Macquarie Institutional Portfolios — Macquarie Emerging Markets Portfolio
January 31, 2019 (Unaudited)

1. Significant Accounting Policies

Macquarie Institutional Portfolios (the marketing name for Delaware Pooled® Trust (Trust)) — Macquarie Emerging Markets Portfolio (Portfolio) is an open-end investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by the Portfolio. This report covers the period of time since the Portfolio’s last fiscal year end, Oct. 31, 2018.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, the mean between the bid and ask prices will be used, which approximates fair value. Equity securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. US government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Investments in repurchase agreements are generally valued at par, which approximates fair value, each business day. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Portfolio may use fair value pricing more frequently for securities traded primarily in non-US markets because, among other things, most foreign markets close well before the Portfolio values its securities, generally as of 4:00pm Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. Whenever such a significant event occurs, the Portfolio may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing). Restricted securities are valued at fair value using methods approved by the Board.

2. Investments

US GAAP defines fair value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Portfolio’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below, and on the next page.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)
Level 2 –	Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	Significant unobservable inputs, including the Portfolio’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Portfolio may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

4 NQ-DPT-151 [1/19] 3/19 (765026)

(Unaudited)

The following table summarizes the valuation of the Portfolio’s investments by fair value hierarchy levels as of Jan. 31, 2019:

Securities	Level 1	Level 2	Total
Assets:
Common Stock
Brazil	$7,893,815	$—	$7,893,815
China/Hong Kong	24,668,994	—	24,668,994
India	10,597,748	—	10,597,748
Indonesia	1,254,154	—	1,254,154
Malaysia	2,542,225	—	2,542,225
Mexico	2,574,696	—	2,574,696
Peru	855,799	—	855,799
Philippines	528,749	—	528,749
Qatar	424,806	—	424,806
Republic of Korea	11,191,499	—	11,191,499
Romania	218,661	—	218,661
Russia	2,996,380	—	2,996,380
South Africa	1,160,226	—	1,160,226
Taiwan	—	6,884,674	6,884,674
Thailand	1,802,068	—	1,802,068
Turkey	1,121,765	—	1,121,765
United Arab Emirates	968,836	—	968,836
United Kingdom	1,109,374	—	1,109,374
Preferred Stock	2,907,733	—	2,907,733
Short-Term Investments	—	405,007	405,007
Total Value of Securities	$74,817,528	$7,289,681	$82,107,209

During the period ended Jan. 31, 2019, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Portfolio. This does not include transfers between Level 1 investments and Level 2 investments due to the Portfolio utilizing international fair value pricing during the period. In accordance with the fair valuation procedures described in Note 1, international fair value pricing of securities in the Portfolio occurs when market volatility exceeds an established rolling threshold. If the threshold is exceeded on a given date, then prices of international securities (those that traded on exchanges that close at a different time than the time that the Portfolio’s net asset value (NAV) is determined) are established using a separate pricing feed from a third-party vendor designed to establish a price for each such security as of the time that the Portfolio’s NAV is determined. Further, international fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded, causing a change in classification between levels. The Portfolio’s policy is to recognize transfers between levels based on fair value at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Portfolio has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. During the period ended Jan. 31, 2019, there were no Level 3 investments.

3. Recent Accounting Pronouncements

In August 2018, the FASB issued an Accounting Standards Update (ASU), ASU 2018-13, which changes certain fair value measurement disclosure requirements. The ASU 2018-13, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. The ASU 2018-13 is effective for fiscal years, and interim periods within those fiscal years, beginning after Dec. 15, 2019. At this time, management is evaluating the implications of these changes on the financial statements.

NQ-DPT-151 [1/19] 3/19 (765026) 5

(Unaudited)

4. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to Jan. 31, 2019, that would require recognition or disclosure in the Portfolio’s “Schedule of investments.”

6 NQ-DPT-151 [1/19] 3/19 (765026)

Schedule of investments

Macquarie Institutional Portfolios — Macquarie Emerging Markets Portfolio II
January 31, 2019 (Unaudited)

	Number of	Value
	shares	(US $)
Common Stock – 97.20%Δ
Argentina – 0.32%
IRSA Inversiones y
Representaciones ADR †	8,000	$123,520
IRSA Propiedades
Comerciales ADR	221	5,083
		128,603
Bahrain – 0.03%
Aluminum Bahrain
GDR 144A #	1,800	13,846
		13,846
Brazil – 12.43%
B2W Cia Digital †	130,200	1,784,931
Banco Bradesco ADR	51,494	639,555
BRF ADR †	52,300	339,950
Cia Brasileira de Distribuicao
ADR	13,900	371,686
Gerdau ADR	11,300	48,929
Itau Unibanco Holding ADR	68,207	725,722
Petroleo Brasileiro ADR	42,600	694,380
Rumo †	4,100	22,090
Telefonica Brasil ADR	23,055	308,937
Vale ADR	11,500	143,060
		5,079,240
Chile – 0.57%
Sociedad Quimica y Minera de
Chile ADR	5,500	234,630
		234,630
China/Hong Kong – 31.03%
Alibaba Group Holding ADR †	9,600	1,617,504
Baidu ADR †	4,650	802,729
BeiGene †	9,300	91,078
China Mengniu Dairy †	166,000	512,989
China Mobile ADR	24,700	1,296,009
China Petroleum & Chemical
Class H	82,000	68,654
China Petroleum & Chemical
ADR	4,470	373,022
CNOOC ADR	2,400	401,496
Ctrip.com International ADR †	12,800	426,240
Genscript Biotech †	60,000	92,059
JD.com ADR †	25,100	623,735
Kunlun Energy	176,000	187,502
Kweichow Moutai Class A	3,000	308,523
PetroChina ADR	3,000	192,810
Ping An Insurance Group of
China Class H	60,500	585,174
SINA †	16,300	1,001,146
Sohu.com ADR †	16,800	347,760
Tencent Holdings	43,000	1,895,975
Tianjin Development
Holdings	164,000	58,936
Tingyi Cayman Islands
Holding	270,000	375,729
Tsingtao Brewery Class H	94,000	412,672
Uni-President China Holdings	465,000	412,430
Weibo ADR †	4,470	271,150
Wuliangye Yibin Class A	36,000	323,734
		12,679,056
India – 10.61%
Dr Reddy’s Laboratories	10,425	398,824
Reliance Industries
GDR 144A #	100,198	3,451,821
Tata Chemicals	28,827	273,313
Tata Motors ADR †	6,900	90,183
UltraTech Cement	2,412	119,357
		4,333,498
Indonesia – 2.89%
Astra International	587,700	355,417
Bank Central Asia	409,700	826,144
		1,181,561
Malaysia – 0.14%
UEM Sunrise	308,500	56,865
		56,865
Mexico – 4.52%
America Movil ADR Class L	13,600	218,280
Banco Santander Mexico SA
Institucion de Banca
Multiple Grupo Financiero
Santand ADR	59,600	444,020
Coca-Cola Femsa ADR	9,700	603,243
Grupo Financiero Banorte	27,500	152,944
Grupo Televisa ADR	34,200	427,842
		1,846,329
Netherlands – 0.17%
VEON ADR	27,841	70,438
		70,438
Peru – 0.83%
Cia de Minas Buenaventura
ADR	21,600	338,040
		338,040

(continues)       NQ-DPT-596 [1/19] 3/19 (764761) 1

Schedule of investments

Macquarie Institutional Portfolios — Macquarie Emerging Markets Portfolio II (Unaudited)

	Number of	Value
	shares	(US $)
Common StockΔ (continued)
Republic of Korea – 15.54%
Samsung Electronics	63,322	$2,626,222
SK Hynix	26,262	1,744,270
SK Telecom	1,705	395,353
SK Telecom ADR	62,300	1,581,797
		6,347,642
Russia – 7.13%
Etalon Group GDR 144A #=	4,800	9,840
Gazprom PJSC ADR	129,071	630,383
LUKOIL (London International
Exchange) ADR	5,269	422,574
LUKOIL ADR	2,900	232,580
Mobile TeleSystems ADR	24,000	206,400
Rosneft Oil GDR	62,930	393,313
Sberbank of Russia PJSC =	169,299	564,330
X5 Retail Group GDR	7,329	193,192
Yandex Class A †	7,700	258,566
		2,911,178
Taiwan – 8.19%
Hon Hai Precision Industry	280,564	650,326
MediaTek	109,000	883,220
Taiwan Semiconductor
Manufacturing	142,000	1,053,352
Taiwan Semiconductor
Manufacturing ADR	15,200	571,824
United Microelectronics ADR	100,000	189,000
		3,347,722
Turkey – 1.68%
Akbank T.A.S.	260,968	357,612
Anadolu Efes Biracilik Ve Malt
Sanayii	25,218	107,575
Turkcell Iletisim Hizmetleri
ADR	23,700	164,715
Turkiye Sise ve Cam
Fabrikalari	42,425	55,755
		685,657
United States – 1.12%
Altaba †	6,700	459,017
		459,017
Total Common Stock
(cost $33,149,108)		39,713,322

Preferred Stock – 0.60%Δ
Brazil – 0.11%
Gerdau 2.39%	10,100	43,339
		43,339
Republic of Korea – 0.49%
LG Electronics 3.04%	8,325	202,392
		202,392
Total Preferred Stock
(cost $239,399)		245,731

	Principal
	amount°
Short-Term Investments – 1.66%
Discount Note – 0.46%≠
Federal Home Loan Bank
0.00% 2/1/19	187,478	187,478
		187,478
Repurchase Agreements – 1.20%
Bank of America Merrill Lynch
2.55%, dated 1/31/19, to
be repurchased on 2/1/19,
repurchase price $59,521
(collateralized by US
government obligations
2.125% 12/31/22; market
value $60,707)	59,517	59,517
Bank of Montreal
2.43%, dated 1/31/19, to
be repurchased on 2/1/19,
repurchase price $163,682
(collateralized by US
government obligations
0.00%–4.375%
3/28/19–2/15/48; market
value $166,945)	163,671	163,671
BNP Paribas
2.55%, dated 1/31/19, to
be repurchased on 2/1/19,
repurchase price $268,365
(collateralized by US
government obligations
0.00%–4.375%
3/7/19–8/15/47; market
value $273,712)	268,346	268,346
		491,534
Total Short-Term Investments (cost $679,012)		679,012

2 NQ-DPT-596 [1/19] 3/19 (764761)

(Unaudited)

Total Value of
Securities – 99.46%
(cost $34,067,519)	$40,638,065

Receivables and Other Assets Net of
Liabilities – 0.54%	219,999
Net Assets Applicable to 4,423,587 Shares
Outstanding – 100.00%	$40,858,064
____________________

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At Jan. 31, 2019, the aggregate value of Rule 144A securities was $3,475,507, which represents 8.51% of the Portfolio’s net assets.
=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 2 in “Notes.”
≠	The rate shown is the effective yield at the time of purchase.
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
Δ	Securities have been classified by country of origin.
†	Non-income producing security.

Summary of abbreviations:
ADR – American Depositary Receipt
GDR – Global Depositary Receipt
USD – US Dollar

See accompanying notes.

(continues)       NQ-DPT-596 [1/19] 3/19 (764761) 3

Notes

Macquarie Institutional Portfolios — Macquarie Emerging Markets Portfolio II
January 31, 2019 (Unaudited)

1. Significant Accounting Policies

Macquarie Institutional Portfolios (registered as Delaware Pooled® Trust) (the Trust) — Macquarie Emerging Markets Portfolio II is an open-end investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies. The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by the Portfolio. This report covers the period of time since the Portfolio’s last fiscal year end, Oct. 31, 2018.

Security Valuation — Equity securities and exchange-traded funds (ETFs), except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities and ETFs traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security or ETF does not trade, the mean between the bid and ask prices will be used, which approximates fair value. Equity securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Investments in repurchase agreements are generally valued at par, which approximates fair value, each business day. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Portfolio may use fair value pricing more frequently for securities traded primarily in non-US markets because, among other things, most foreign markets close well before the Portfolio values its securities, generally as of 4:00pm Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. Whenever such a significant event occurs, the Portfolio may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing). Restricted securities are valued at fair value using methods approved by the Board.

2. Investments

US GAAP defines fair value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Portfolio’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2 –	Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	Significant unobservable inputs, including the Portfolio’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Portfolio may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

4 NQ-DPT-596 [1/19] 3/19 (764761)

(Unaudited)

The following table summarizes the valuation of the Portfolio’s investments by fair value hierarchy levels as of Jan. 31, 2019:

Securities	Level 1	Level 2	Total
Assets:
Common Stock
Argentina	$128,603	$—	$128,603
Bahrain	—	13,846	13,846
Brazil	5,079,240	—	5,079,240
Chile	234,630	—	234,630
China/Hong Kong	12,679,056	—	12,679,056
India	4,333,498	—	4,333,498
Indonesia	1,181,561	—	1,181,561
Malaysia	56,865	—	56,865
Mexico	1,846,329	—	1,846,329
Netherlands	70,438	—	70,438
Peru	338,040	—	338,040
Republic of Korea	6,347,642	—	6,347,642
Russia	2,337,008	—	2,911,178
Taiwan	760,824	2,586,898	3,347,722
Turkey	685,657	—	685,657
United States	459,017	—	459,017
Preferred Stock	245,731	—	245,731
Short-Term Investments	—	679,012	679,012
Total Value of Securities	$36,784,139	$3,279,756	$40,638,065

As a result of utilizing international fair value pricing at Jan. 31, 2019, a portion of the Portfolio’s common stock investments were categorized as Level 2.

During the period ended Jan. 31, 2019, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Portfolio. This does not include transfers between Level 1 investments and Level 2 investments due to the Portfolio utilizing international fair value pricing during the period. In accordance with the fair valuation procedures described in Note 1, international fair value pricing of securities in the Portfolio occurs when market volatility exceeds an established rolling threshold. If the threshold is exceeded on a given date, then prices of international securities (those that traded on exchanges that close at a different time than the time that the Portfolio’s net asset value (NAV) is determined) are established using a separate pricing feed from a third-party vendor designed to establish a price for each such security as of the time that the Portfolio’s NAV is determined. Further, international fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded, causing a change in classification between levels. The Portfolio’s policy is to recognize transfers between levels based on fair value at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Portfolio has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to the Portfolio’s net assets. During the period ended Jan. 31, 2019, there were no Level 3 investments.

(continues)       NQ-DPT-596 [1/19] 3/19 (764761) 5

(Unaudited)

3. Recent Accounting Pronouncements

In August 2018, the FASB issued an Accounting Standards Update (ASU), ASU 2018-13, which changes certain fair value measurement disclosure requirements. The ASU 2018-13, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. The ASU 2018-13 is effective for fiscal years, and interim periods within those fiscal years, beginning after Dec. 15, 2019. At this time, management is evaluating the implications of these changes on the financial statements.

4. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to Jan. 31, 2019, that would require recognition or disclosure in the Portfolio’s “Schedule of investments.”

6 NQ-DPT-596 [1/19] 3/19 (764761)

Schedule of investments

Macquarie Institutional Portfolios — Macquarie High Yield Bond Portfolio
January 31, 2019 (Unaudited)

	Principal	Value
	amount°	(US $)
Corporate Bonds – 87.52%
Banking – 3.02%
Ally Financial 8.00% 11/1/31	320,000	$385,600
Credit Suisse Group
144A 6.25%#µψ	255,000	252,758
144A 7.50%#µψ	200,000	204,167
Popular 6.125% 9/14/23	475,000	488,537
Royal Bank of Scotland Group
8.625%µψ	405,000	432,216
UBS Group Funding
Switzerland 6.875%µψ	600,000	602,372
		2,365,650
Basic Industry – 12.79%
BMC East
144A 5.50% 10/1/24 #	290,000	277,675
Boise Cascade
144A 5.625% 9/1/24 #	400,000	390,000
Cleveland-Cliffs
5.75% 3/1/25	570,000	552,900
First Quantum Minerals
144A 6.875% 3/1/26 #	235,000	213,850
144A 7.25% 5/15/22 #	280,000	276,850
144A 7.25% 4/1/23 #	390,000	374,891
Freeport-McMoRan
5.45% 3/15/43	480,000	415,200
6.875% 2/15/23	305,000	320,631
Hudbay Minerals
144A 7.25% 1/15/23 #	50,000	51,750
144A 7.625% 1/15/25 #	380,000	392,350
IAMGOLD
144A 7.00% 4/15/25 #	470,000	461,187
Joseph T Ryerson & Son
144A 11.00% 5/15/22 #	540,000	560,169
Kraton Polymers
144A 7.00% 4/15/25 #	615,000	602,700
Lennar 5.875% 11/15/24	190,000	196,887
New Enterprise Stone & Lime
144A 10.125% 4/1/22 #	420,000	422,100
NOVA Chemicals
144A 5.25% 6/1/27 #	695,000	636,794
Novelis
144A 6.25% 8/15/24 #	240,000	243,000
Standard Industries
144A 6.00% 10/15/25 #	955,000	965,744
Steel Dynamics
5.00% 12/15/26	747,000	745,133
Tronox Finance
144A 5.75% 10/1/25 #	965,000	838,344
William Lyon Homes
6.00% 9/1/23	445,000	408,287
Zekelman Industries
144A 9.875% 6/15/23 #	630,000	672,525
		10,018,967
Capital Goods – 4.12%
Anixter
144A 6.00% 12/1/25 #	390,000	400,725
Ardagh Packaging Finance
144A 6.00% 2/15/25 #	360,000	351,000
Bombardier
144A 6.00% 10/15/22 #	195,000	188,906
144A 7.50% 3/15/25 #	200,000	193,750
BWAY Holding
144A 7.25% 4/15/25 #	365,000	338,081
BWX Technologies
144A 5.375% 7/15/26 #	215,000	218,225
EnPro Industries
144A 5.75% 10/15/26 #	415,000	413,963
Intertape Polymer Group
144A 7.00% 10/15/26 #	375,000	379,219
TransDigm
144A 6.25% 3/15/26 #	455,000	462,963
6.375% 6/15/26	290,000	280,213
		3,227,045
Consumer Cyclical – 5.47%
AMC Entertainment Holdings
6.125% 5/15/27	715,000	639,925
Boyd Gaming
6.00% 8/15/26	740,000	744,625
Golden Nugget
144A 8.75% 10/1/25 #	701,000	720,277
M/I Homes 5.625% 8/1/25	410,000	377,200
MGM Resorts International
5.75% 6/15/25	385,000	388,850
Penske Automotive Group
5.50% 5/15/26	350,000	343,437
Scientific Games International
10.00% 12/1/22	1,015,000	1,070,825
		4,285,139
Consumer Non-Cyclical – 1.68%
JBS USA
144A 5.75% 6/15/25 #	165,000	165,206
144A 6.75% 2/15/28 #	380,000	389,500
Pilgrim’s Pride
144A 5.75% 3/15/25 #	390,000	384,150
Prestige Brands
144A 6.375% 3/1/24 #	380,000	380,000
		1,318,856

(continues)     NQ-DPT-096 [1/19] 3/19 (764993) 1

Schedule of investments

Macquarie Institutional Portfolios — Macquarie High Yield Bond Portfolio

	Principal	Value
	amount°	(US $)
Corporate Bonds (continued)
Energy – 16.95%
Alta Mesa Holdings
7.875% 12/15/24	1,080,000	$750,924
AmeriGas Partners
5.625% 5/20/24	250,000	248,125
5.875% 8/20/26	415,000	410,975
Cheniere Corpus Christi
Holdings 7.00% 6/30/24	410,000	452,968
Cheniere Energy Partners
5.25% 10/1/25	555,000	559,851
Chesapeake Energy
7.00% 10/1/24	170,000	166,600
8.00% 1/15/25	410,000	414,182
Crestwood Midstream
Partners 5.75% 4/1/25	545,000	536,989
Diamond Offshore Drilling
7.875% 8/15/25	610,000	579,500
Ensco 7.75% 2/1/26	690,000	557,606
Genesis Energy
6.50% 10/1/25	680,000	646,000
Gulfport Energy
6.375% 5/15/25	230,000	218,787
6.375% 1/15/26	525,000	489,563
Laredo Petroleum
6.25% 3/15/23	910,000	872,463
Murphy Oil 6.875% 8/15/24	1,030,000	1,078,755
Murphy Oil USA
5.625% 5/1/27	700,000	693,000
Oasis Petroleum
144A 6.25% 5/1/26 #	435,000	412,706
Precision Drilling
144A 7.125% 1/15/26 #	720,000	662,400
SESI 7.75% 9/15/24	220,000	173,250
Southwestern Energy
7.75% 10/1/27	745,000	771,075
Summit Midstream Holdings
5.75% 4/15/25	405,000	381,713
Targa Resources Partners
5.375% 2/1/27	470,000	455,900
144A 5.875% 4/15/26 #	395,000	400,431
Transocean
144A 9.00% 7/15/23 #	520,000	544,534
Whiting Petroleum
6.625% 1/15/26	815,000	802,775
		13,281,072
Healthcare – 10.45%
Air Medical Group Holdings
144A 6.375% 5/15/23 #	222,000	193,140
Bausch Health
144A 5.50% 11/1/25 #	780,000	780,866
Charles River Laboratories
International
144A 5.50% 4/1/26 #	865,000	886,625
Encompass Health
5.75% 11/1/24	260,000	263,900
5.75% 9/15/25	530,000	537,950
Hadrian Merger
144A 8.50% 5/1/26 #	405,000	379,687
HCA
5.375% 2/1/25	340,000	351,794
5.875% 2/15/26	580,000	613,350
5.875% 2/1/29	205,000	214,994
7.58% 9/15/25	230,000	247,250
Hill-Rom Holdings
144A 5.00% 2/15/25 #	180,000	180,450
144A 5.75% 9/1/23 #	290,000	299,787
MPH Acquisition Holdings
144A 7.125% 6/1/24 #	385,000	383,267
Surgery Center Holdings
144A 6.75% 7/1/25 #	340,000	316,200
144A 8.875% 4/15/21 #	265,000	271,625
Tenet Healthcare
5.125% 5/1/25	160,000	156,702
8.125% 4/1/22	770,000	807,537
Teva Pharmaceutical Finance
Netherlands III
6.00% 4/15/24	655,000	666,701
WellCare Health Plans
144A 5.375% 8/15/26 #	620,000	635,500
		8,187,325
Insurance – 4.30%
Acrisure
144A 7.00% 11/15/25 #	220,000	192,500
AssuredPartners
144A 7.00% 8/15/25 #	805,000	772,800
HUB International
144A 7.00% 5/1/26 #	930,000	904,425
NFP 144A 6.875% 7/15/25 #	760,000	725,800
USIS Merger Sub
144A 6.875% 5/1/25 #	805,000	774,571
		3,370,096
Media – 9.79%
Altice Luxembourg
144A 7.75% 5/15/22 #	1,040,000	1,012,700
CCO Holdings
144A 5.50% 5/1/26 #	45,000	45,000

2 NQ-DPT-096 [1/19] 3/19 (764993)

Schedule of investments

Macquarie Institutional Portfolios — Macquarie High Yield Bond Portfolio

	Principal	Value
	amount°	(US $)
Corporate Bonds (continued)
Media (continued)
CCO Holdings
144A 5.75% 2/15/26 #	830,000	$846,600
144A 5.875% 5/1/27 #	575,000	578,047
CSC Holdings
6.75% 11/15/21	735,000	773,808
144A 7.50% 4/1/28 #	225,000	232,313
144A 7.75% 7/15/25 #	360,000	378,000
144A 10.875% 10/15/25 #	260,000	300,300
Gray Television
144A 5.875% 7/15/26 #	370,000	364,450
144A 7.00% 5/15/27 #	425,000	442,893
Radiate Holdco
144A 6.625% 2/15/25 #	605,000	564,163
Sirius XM Radio
144A 5.375% 4/15/25 #	895,000	909,544
Virgin Media Secured Finance
144A 5.25% 1/15/26 #	875,000	865,156
VTR Finance
144A 6.875% 1/15/24 #	345,000	356,609
		7,669,583
Services – 6.95%
Advanced Disposal Services
144A 5.625% 11/15/24 #	495,000	498,713
Ashtead Capital
144A 5.25% 8/1/26 #	340,000	345,950
Avis Budget Car Rental
144A 6.375% 4/1/24 #	320,000	319,200
Covanta Holding
5.875% 7/1/25	470,000	462,363
ESH Hospitality
144A 5.25% 5/1/25 #	495,000	490,595
GEO Group
5.875% 10/15/24	55,000	50,050
6.00% 4/15/26	385,000	345,537
Iron Mountain US Holdings
144A 5.375% 6/1/26 #	645,000	616,781
MGM Growth Properties
Operating Partnership
144A 5.75% 2/1/27 #	195,000	197,194
Prime Security Services
Borrower
144A 9.25% 5/15/23 #	496,000	525,760
TMS International
144A 7.25% 8/15/25 #	300,000	282,750
United Rentals North America
5.50% 5/15/27	297,000	293,377
5.875% 9/15/26	340,000	348,500
6.50% 12/15/26	260,000	270,725
WeWork
144A 7.875% 5/1/25 #	440,000	400,453
		5,447,948
Technology & Electronics – 2.91%
CDK Global 5.875% 6/15/26	721,000	737,223
CommScope Technologies
144A 5.00% 3/15/27 #	457,000	390,689
Infor Software Parent
144A PIK 7.125%
5/1/21 #❆	575,000	581,469
RP Crown Parent
144A 7.375% 10/15/24 #	558,000	569,160
		2,278,541
Telecommunications – 6.23%
C&W Senior Financing
144A 7.50% 10/15/26 #	430,000	427,983
Cincinnati Bell
144A 7.00% 7/15/24 #	440,000	381,700
Level 3 Financing
5.375% 5/1/25	747,000	739,530
Sprint
7.125% 6/15/24	305,000	314,150
7.625% 3/1/26	190,000	197,837
7.875% 9/15/23	710,000	756,150
Sprint Capital
8.75% 3/15/32	180,000	198,000
T-Mobile USA
6.00% 4/15/24	380,000	390,450
6.50% 1/15/26	482,000	510,920
Zayo Group 6.375% 5/15/25	980,000	960,400
		4,877,120
Transportation – 0.51%
DAE Funding
144A 5.75% 11/15/23 #	392,000	396,900
		396,900
Utilities – 2.35%
Calpine
5.75% 1/15/25	250,000	236,250
144A 5.875% 1/15/24 #	610,000	611,525
Vistra Operations
144A 5.50% 9/1/26 #	740,000	752,950
144A 5.625% 2/15/27 #	235,000	237,350
		1,838,075
Total Corporate Bonds (cost $70,253,943)		68,562,317

(continues)     NQ-DPT-096 [1/19] 3/19 (764993) 3

Schedule of investments

Macquarie Institutional Portfolios — Macquarie High Yield Bond Portfolio

	Principal	Value
	amount°	(US $)
Loan Agreements – 6.32%
AI Ladder Luxembourg Subco
Tranche B 1st Lien 7.235%
(LIBOR03M + 4.50%)
7/2/25 ●	97,400	$96,122
Air Medical Group Holdings
Tranche B 1st Lien 5.764%
(LIBOR01M + 3.25%)
4/28/22 ●	409,496	384,159
Applied Systems 2nd Lien
9.499% (LIBOR01M +
7.00%) 9/19/25 ●	885,000	887,213
Blue Ribbon 1st Lien 6.503%
(LIBOR03M + 3.00%)
11/13/21 ●	305,159	274,262
CH Hold 2nd Lien 11.75%
(LIBOR03M + 6.25%)
2/1/25 ●	295,000	295,000
Community Health Systems
Tranche H 1st Lien 5.957%
(LIBOR03M + 3.25%)
1/27/21 ●	617,586	608,236
Frontier Communications
Tranche B1 1st Lien 6.25%
(LIBOR01M + 3.75%)
6/15/24 ●	593,616	569,377
Kronos 2nd Lien 10.791%
(LIBOR03M + 8.25%)
11/1/24	327,000	330,066
Solenis International Tranche
B 2nd Lien 11.207%
(LIBOR03M + 8.50%)
6/18/24 =●	395,000	377,225
Summit Midstream Partners
Holdings Tranche B 1st Lien
8.499% (LIBOR01M +
6.00%) 5/21/22 ●	253,204	249,195
Vantage Specialty Chemicals
2nd Lien 10.884%
(LIBOR02M + 8.25%)
10/26/25 ●	275,000	264,000
Vantage Specialty Chemicals
Tranche B 1st Lien 5.999%
(LIBOR02M + 3.50%)
10/28/24 ●	110,200	108,409
Verscend Holding Tranche B
1st Lien 6.999%
(LIBOR01M + 4.50%)
8/27/25 ●	428,925	425,708
Visual Comfort Group 2nd
Lien 10.499% (LIBOR01M
+ 8.00%) 2/28/25 =●	83,143	83,326

Total Loan Agreements
(cost $5,054,462)		4,952,298

	Number of
	shares
Common Stock – 0.00%
Century Communications =†	60,000	0
Total Common Stock (cost $1,816)		0

	Principal
	amount°
Short-Term Investments – 6.72%
Discount Note – 1.86%≠
Federal Home Loan Bank
0.00% 2/1/19	1,453,439	1,453,439
		1,453,439
Repurchase Agreements – 4.86%
Bank of America Merrill Lynch
2.55%, dated 1/31/19, to
be repurchased on 2/1/19,
repurchase price $461,442
(collateralized by US
government obligations
2.125% 12/31/22; market
value $470,638)	461,409	461,409
Bank of Montreal
2.43%, dated 1/31/19, to
be repurchased on 2/1/19,
repurchase price
$1,268,961 (collateralized
by US government
obligations
0.00%–4.375%
3/28/19–2/15/48; market
value $1,294,253)	1,268,875	1,268,875

4 NQ-DPT-096 [1/19] 3/19 (764993)

Schedule of investments

Macquarie Institutional Portfolios — Macquarie High Yield Bond Portfolio

	Principal	Value
	amount°	(US $)
Short-Term Investments (continued)
Repurchase Agreements (continued)
BNP Paribas
2.55%, dated 1/31/19, to
be repurchased on 2/1/19,
repurchase price
$2,080,516 (collateralized
by US government
obligations
0.00%–4.375%
3/7/19–8/15/47; market
value $2,121,976)	2,080,369	$2,080,369
		3,810,653
Total Short-Term Investments
(cost $5,264,092)		5,264,092

Total Value of Securities – 100.56%
(cost $80,574,313)		78,778,707
Liabilities Net of Receivables and Other
Assets – (0.56%)		(437,484)
Net Assets Applicable to 11,141,778 Shares
Outstanding – 100.00%		$78,341,223

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At Jan. 31, 2019, the aggregate value of Rule 144A securities was $37,463,030, which represents 47.82% of the Portfolio’s net assets.
❆	PIK. 100% of the income received was in the form of cash.
=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 2 in “Notes.”
≠	The rate shown is the effective yield at the time of purchase.
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
µ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at Jan. 31, 2019. Rate will reset at a future date.
ψ	No contractual maturity date.
†	Non-income producing security.
●	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at Jan. 31, 2019. For securities based on a published reference rate and spread,the reference rate and spread are indicated in their description above. The reference rate descriptions (i.e. LIBOR03M, LIBOR06M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their description above.

Summary of abbreviations:
ICE - Intercontinental Exchange
LIBOR - London Interbank Offered Rate
LIBOR01M - ICE LIBOR USD 1Month
LIBOR02M - ICE LIBOR USD 2Month
LIBOR03M - ICE LIBOR USD 3Month
LIBOR06M - ICE LIBOR USD 6Month
PIK - Pay-in-kind
USD - US Dollar

See accompanying notes.

(continues)     NQ-DPT-096 [1/19] 3/19 (764993) 5

Notes

Macquarie Institutional Portfolios — Macquarie High Yield Bond Portfolio
January 31, 2019 (Unaudited)

1. Significant Accounting Policies

Macquarie Institutional Portfolios (registered as Delaware Pooled® Trust (Trust)) — Macquarie High Yield Bond Portfolio is an open-end investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies. The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by the Portfolio. This report covers the period of time since the Portfolio’s last fiscal year end, Oct. 31, 2018.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, the mean between the bid and ask prices will be used, which approximates fair value. US government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Other debt securities are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. Restricted securities are valued at fair value using methods approved by the Board.

2. Investments

US GAAP defines fair value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Portfolio’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1	–	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2	–	Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3	–	Significant unobservable inputs, including the Portfolio’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Portfolio may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

6 NQ-DPT-096 [1/19] 3/19 (764993)

(Unaudited)

The following table summarizes the valuation of the Portfolio’s investments by fair value hierarchy levels as of Jan. 31, 2019:

Securities	Level 2	Level 3	Total
Assets:
Corporate Debt	$68,562,317	$—	$68,562,317
Loan Agreements[1]	4,491,747	460,551	4,952,298
Common Stock	—	—	—
Short-Term Investments	5,264,092	—	5,264,092
Total Value of Securities	$78,318,156	$460,551	$78,778,707

The securities that have been valued at zero on the “Schedule of investments” are considered to be Level 3 investments in this table.

1Security type is valued across multiple levels. Level 2 investments represent investments with observable inputs or matrix-priced investments and Level 3 investments represent investments without observable inputs.. The amounts attributed to Level 2 investments and Level 3 investments represent the following percentages of the total market value of these security type for the Portfolio:

	Level 2	Level 3	Total
Loan Agreements	90.70%	9.30%	100.00%

During the period ended Jan. 31, 2019 there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Portfolio. The Portfolio’s policy is to recognize transfers between levels based on fair value at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Portfolio has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to the Portfolio’s net assets. Management has determined not to provide a reconciliation of Level 3 investments as the Level 3 investments were not considered significant to the Portfolio’s net assets at the beginning, interim, or end of the period. Management has determined not to provide additional disclosure on Level 3 inputs for the Portfolio since the Level 3 investments were not considered significant to the Portfolio’s net assets at the end of the period.

3. Recent Accounting Pronouncements

In March 2017, the FASB issued an Accounting Standards Update (ASU), ASU 2017-08, Receivables — Nonrefundable Fees and Other Costs (Subtopic 310-20), Premium Amortization on Purchased Callable Debt Securities which amends the amortization period for certain callable debt securities purchased at a premium, shortening such period to the earliest call date. The ASU 2017-08 does not require any accounting change for debt securities held at a discount; the discount continues to be amortized to maturity. The ASU 2017-08 is effective for fiscal years, and interim periods within those fiscal years, beginning after Dec. 15, 2018. At this time, management is evaluating the implications of these changes on the financial statements.

In August 2018, the FASB issued ASU 2018-13, which changes certain fair value measurement disclosure requirements. ASU 2018-13, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. ASU 2018-13 is effective for fiscal years, and interim periods within those fiscal years, beginning after Dec. 15, 2019. At this time, management is evaluating the implications of these changes on the financial statements.

4. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to Jan. 31, 2019, that would require recognition or disclosure in the Portfolio’s “Schedule of investments.”

NQ-DPT-096 [1/19] 3/19 (764993) 7

Schedule of investments

Macquarie Institutional Portfolios — Macquarie Labor Select International Equity Portfolio
January 31, 2019 (Unaudited)

	Number of	Value
	shares	(US $)
Common Stock – 98.55%Δ
Australia – 1.44%
QBE Insurance Group	759,697	$5,925,361
		5,925,361
China/Hong Kong – 5.41%
CK Hutchison Holdings	1,297,000	13,049,088
WH Group 144A #	10,782,000	9,233,294
		22,282,382
Denmark – 1.74%
ISS	253,475	7,160,366
		7,160,366
France – 6.16%
Cie de Saint–Gobain	258,928	8,926,634
Sanofi	127,245	11,042,776
Societe Generale	173,179	5,379,709
		25,349,119
Germany – 8.95%
Allianz	48,303	10,223,786
Bayerische Motoren Werke	43,311	3,641,689
Daimler	156,672	9,264,021
Evonik Industries	224,466	6,130,201
Telefonica Deutschland
Holding	2,169,704	7,599,336
		36,859,033
Italy – 6.17%
Enel	2,205,688	13,294,704
Eni	715,535	12,126,134
		25,420,838
Japan – 20.58%
Coca-Cola Bottlers Japan
Holdings	89,900	2,769,011
FUJIFILM Holdings	225,200	9,644,783
Fujitsu	81,000	5,416,608
Honda Motor	407,100	12,142,923
Isuzu Motors	244,500	3,627,377
Kyushu Railway	110,100	3,750,021
Mitsubishi Electric	534,500	6,700,572
Otsuka Holdings	48,500	1,982,745
Secom	62,400	5,213,701
Sekisui Chemical	360,200	5,595,211
Sumitomo Electric Industries	465,800	6,613,355
Takeda Pharmaceutical	296,200	11,935,018
Tokio Marine Holdings	192,100	9,368,237
		84,759,562
Netherlands – 1.35%
Koninklijke Ahold Delhaize	211,266	5,566,583
		5,566,583
Singapore – 6.38%
Ascendas Real Estate
Investment Trust	2,435,300	4,956,709
Singapore
Telecommunications	3,595,600	8,066,195
United Overseas Bank	706,709	13,223,889
		26,246,793
Spain – 6.54%
Banco Santander	1,917,136	9,067,070
Iberdrola	1,404,114	11,571,472
Telefonica	732,729	6,285,919
		26,924,461
Sweden – 3.04%
Telia	2,872,262	12,500,586
		12,500,586
Switzerland – 6.42%
ABB	479,444	9,138,580
Novartis	97,473	8,478,470
Zurich Insurance Group †	28,184	8,833,981
		26,451,031
United Kingdom – 24.37%
BP	1,450,534	9,895,009
G4S	2,546,924	6,532,437
GlaxoSmithKline	565,854	10,963,396
John Wood Group	947,116	6,722,989
Kingfisher	2,429,676	7,096,921
Lloyds Banking Group	16,764,571	12,731,290
National Grid	418,085	4,525,069
Royal Dutch Shell Class B	391,881	12,173,880
SSE	605,612	9,293,552
Tesco	3,569,388	10,444,670
Travis Perkins	181,558	2,914,729
WPP	619,919	7,072,220
		100,366,162
Total Common Stock
(cost $420,942,072)		405,812,277

Preferred Stock – 0.12%
Bayerische Motoren Werke
6.22%	6,993	515,870
Total Preferred Stock (cost $505,658)		515,870

(continues)       NQ-DPT-094 [1/19] 3/19 (764884) 1

Schedule of investments

Macquarie Institutional Portfolios — Macquarie Labor Select International Equity Portfolio (Unaudited)

	Number of	Value
	shares	(US $)
Rights – 0.07%
Iberdrola exercise price EUR
0.16 expiration date
28/02/19 =†	1,563,207	$286,279
Total Rights (cost $273,993)		286,279

	Principal
	amount°
Short-Term Investments - 0.59%
Discount Note – 0.16%≠
Federal Home Loan Bank
0.00% 2/1/19	673,430	673,430
		673,430
Repurchase Agreements – 0.43%
Bank of America Merrill Lynch
2.55%, dated 1/31/19, to
be repurchased on 2/1/19,
repurchase price $213,802
(collateralized by US
government obligations
2.125%
12/31/22; market value
$218,063)	213,788	213,788
Bank of Montreal
2.43%, dated 1/31/19, to
be repurchased on 2/1/19,
repurchase price $587,955
(collateralized by US
government obligations
0.00%–4.375%
3/28/19–2/15/48; market
value $599,674)	587,915	587,915
BNP Paribas
2.55%, dated 1/31/19, to
be repurchased on 2/1/19,
repurchase price $963,978
(collateralized by US
government obligations
0.00%–4.375%
3/07/19–8/15/47; market
value $983,188)	963,909	963,909
		1,765,612
Total Short-Term Investments
(cost $2,439,042)		2,439,042

Total Value of Securities – 99.33%
(cost $424,160,765)		409,053,468
Receivables and Other Assets Net of
Liabilities – 0.67%		2,746,949
Net Assets Applicable to 30,653,413 Shares
Outstanding – 100.00%		$411,800,417

2 NQ-DPT-094 [1/19] 3/19 (764884)

(Unaudited)

____________________

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At Jan. 31, 2019, the aggregate value of Rule 144A securities was $9,233,294, which represents 2.24% of the Portfolio’s net assets.
=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 2 in “Notes.”
≠	The rate shown is the effective yield at the time of purchase.
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
Δ	Securities have been classified by country of origin. Aggregate classification by business sector has been presented on page 34 in “Security type / country and sector allocations.”
†	Non-income producing security.

The following foreign currency exchange contracts were outstanding at Jan. 31, 2019:

Foreign Currency Exchange Contracts

	Contracts to				Settlement	Unrealized
Counterparty	Receive (Deliver)		In Exchange For		Date	Depreciation
BNYM	EUR	15,669	USD	(18,007)	2/1/19	$(71)
BNYM	JPY	(12,583,237)	USD	115,047	2/4/19	(515)
SSBT	JPY	(14,856,749)	USD	135,773	2/1/19	(633)
Total Foreign Currency Exchange Contracts						$(1,219)

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amounts disclosed in the financial statements. The foreign currency exchange contracts presented above represent the Portfolio’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Portfolio’s net assets.

Summary of abbreviations:
BNYM – BNY Mellon
EUR – Euro
JPY – Japanese Yen
SSBT – State Street Bank and Trust Company
USD – US Dollar

See accompanying notes.

(continues)       NQ-DPT-094 [1/19] 3/19 (764884) 3

Notes

Macquarie Institutional Portfolios — Macquarie Labor Select International Equity Portfolio
January 31, 2019 (Unaudited)

1. Significant Accounting Policies

Macquarie Institutional Portfolios (registered as Delaware Pooled® Trust (the Trust)) — Macquarie Labor Select International Equity Portfolio is an open-end investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by the Portfolio. This report covers the period of time since the Portfolio’s last fiscal year end, Oct. 31, 2018.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, the mean between the bid and ask prices will be used, which approximates fair value. Equity securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. US government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Foreign currency exchange contracts and foreign cross currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Portfolio may use fair value pricing more frequently for securities traded primarily in non-US markets because, among other things, most foreign markets close well before the Portfolio values its securities, generally as of 4:00pm Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. Whenever such a significant event occurs, the Portfolio may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing). Restricted securities are valued at fair value using methods approved by the Board.

2. Investments

US GAAP defines fair value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Portfolio’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2 –	Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates), or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	Significant unobservable inputs, including the Portfolio’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Portfolio may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

4 NQ-DPT-094 [1/19] 3/19 (764884)

(Unaudited)

The following table summarizes the valuation of the Portfolio’s investments by fair value hierarchy levels as of Jan. 31, 2019:

Securities	Level 1	Level 2	Level 3	Total
Assets:
Common Stock	$405,812,277	$—	$—	$405,812,277
Preferred Stock	515,870	—	—	515,870
Rights	—	—	286,279	286,279
Short-Term Investments	—	2,439,042	—	2,439,042
Total Value of Securities	$406,328,147	$2,439,042	$286,279	$409,053,468
Derivatives:
Liabilities:
Foreign Currency Exchange
Contracts	—	$(1,219)	—	$(1,219)

*Foreign Currency Exchange Contracts are valued at the unrealized appreciation (depreciation) on the instrument at the period end.

As a result of utilizing international fair value pricing at Jan. 31, 2019, the majority of the Portfolio was categorized as Level 2.

During the period ended Jan. 31, 2019, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Portfolio. This does not include transfers between Level 1 investments and Level 2 investments due to the Portfolio utilizing international fair value pricing during the period. In accordance with the fair valuation procedures described in Note 1, international fair value pricing of securities in the Portfolio occurs when market volatility exceeds an established rolling threshold. If the threshold is exceeded on a given date, then prices of international securities (those that traded on exchanges that close at a different time than the time that the Portfolio’s net asset value (NAV) is determined) are established using a separate pricing feed from a third-party vendor designed to establish a price for each such security as of the time that the Portfolio’s NAV is determined. Further, international fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded, causing a change in classification between levels. The Portfolio’s policy is to recognize transfers between levels based on fair value at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Portfolio has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. During the period ended July 31, 2018, there were no Level 3 investments.

3. Recent Accounting Pronouncements

In August 2018, the FASB issued Accounting Standards Update (ASU), ASU 2018-13, which changes certain fair value measurement disclosure requirements. ASU 2018-13, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. ASU 2018-13 is effective for fiscal years, and interim periods within those fiscal years, beginning after Dec. 15, 2019. At this time, management is evaluating the implications of these changes on the financial statements.

4. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to Jan. 31, 2019 that would require recognition or disclosure in the Portfolio’s “Schedule of investments.”

(continues)        NQ-DPT-094 [1/19] 3/19 (764884) 5

Schedule of investments

Macquarie Institutional Portfolios — Macquarie Large Cap Value Portfolio
January 31, 2019 (Unaudited)

	Number of	Value
	shares	(US $)
Common Stock – 98.87%
Communication Services – 5.83%
AT&T	97,800	$2,939,867
Verizon Communications	56,300	3,099,878
		6,039,745
Consumer Discretionary – 6.09%
Dollar Tree †	33,700	3,263,171
Lowe’s	31,600	3,038,656
		6,301,827
Consumer Staples – 6.38%
Archer-Daniels-Midland	66,800	2,999,320
Mondelez International
Class A	77,900	3,603,654
		6,602,974
Energy – 11.93%
ConocoPhillips	46,600	3,154,354
Halliburton	99,000	3,104,640
Marathon Oil	196,200	3,097,998
Occidental Petroleum	44,800	2,991,744
		12,348,736
Financials – 15.46%
Allstate	33,600	2,952,432
American International
Group	70,900	3,065,007
Bank of New York Mellon	69,600	3,641,472
BB&T	62,000	3,025,600
Marsh & McLennan	37,600	3,315,944
		16,000,455
Healthcare – 23.31%
Abbott Laboratories	42,400	3,094,352
Cardinal Health	62,500	3,123,125
Cigna	15,553	3,107,645
CVS Health	42,700	2,798,985
Johnson & Johnson	23,200	3,087,456
Merck & Co.	38,600	2,872,998
Pfizer	72,811	3,090,827
Quest Diagnostics	33,800	2,952,430
		24,127,818
Industrials – 9.08%
Northrop Grumman	11,000	3,031,050
Raytheon	17,500	2,883,300
Waste Management	36,400	3,482,388
		9,396,738
Information Technology – 12.32%
Broadcom	11,600	3,111,700
Cisco Systems	75,100	3,551,479
Intel	62,700	2,954,424
Oracle	62,400	3,134,352
		12,751,955
Materials – 2.84%
DowDuPont	54,614	2,938,780
		2,938,780
Real Estate – 2.92%
Equity Residential	41,750	3,029,380
		3,029,380
Utilities – 2.71%
Edison International	49,300	2,808,621
		2,808,621
Total Common Stock (cost $89,988,051)		102,347,029

	Principal
	amount°
Short-Term Investments – 0.97%
Discount Note – 0.27%≠
Federal Home Loan Bank
0.00% 2/1/19	276,386	276,386
		276,386
Repurchase Agreements – 0.70%
Bank of America Merrill Lynch
2.55%, dated 1/31/19, to
be repurchased on 2/1/19,
repurchase price $87,748
(collateralized by US
government obligations
2.125% 12/31/22; market
value $89,496)	87,741	87,741
Bank of Montreal
2.43%, dated 1/31/19, to
be repurchased on 2/1/19,
repurchase price $241,305
(collateralized by US
government obligations
0.00%–4.375%
3/28/19–2/15/48; market
value $246,115)	241,289	241,289

(continues)       NQ-DPT-029 [1/19] 3/19 (764866) 1

Schedule of investments

Macquarie Institutional Portfolios — Macquarie Large Cap Value Portfolio (Unaudited)

	Principal	Value
	amount°	(US $)
Short-Term Investments (continued)
Repurchase Agreements (continued)
BNP Paribas
2.55%, dated 1/31/19, to
be repurchased on 2/1/19,
repurchase price $395,630
(collateralized by US
government obligations
0.00%–4.375%
3/7/19–8/15/47; market
value $403,514)	395,602	$395,602
		724,632
Total Short-Term Investments
(cost $1,001,018)		1,001,018

Total Value of
Securities – 99.84%
(cost $90,989,069)		103,348,047
Receivables and Other Assets Net of
Liabilities – 0.16%		169,775
Net Assets Applicable to 4,509,828 Shares
Outstanding – 100.00%		$103,517,822
____________________

≠	The rate shown is the effective yield at the time of purchase.
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
†	Non-income producing security.

USD – US Dollar

See accompanying notes.

2 NQ-DPT-029 [1/19] 3/19 (764866)

Notes

Macquarie Institutional Portfolios — Macquarie Large Cap Value Portfolio
January 31, 2019 (Unaudited)

1. Significant Accounting Policies

Macquarie Institutional Portfolios (registered as Delaware Pooled® Trust (Trust)), — Macquarie Large Cap Value Portfolio is an open-end investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies. The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by the Portfolio. This report covers the period of time since the Portfolio’s last fiscal year ended, Oct. 31, 2018.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, the mean between the bid and ask prices will be used, which approximates fair value. US government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Investments in repurchase agreements are generally valued at par, which approximates fair value, each business day. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Portfolio may use fair value pricing more frequently for securities traded primarily in non-US markets because, among other things, most foreign markets close well before the Portfolio values its securities, generally as of 4:00pm Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. Whenever such a significant event occurs, the Portfolio may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing). Restricted securities are valued at fair value using methods approved by the Board.

2. Investments

US GAAP defines fair value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Portfolio’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2 –	Other observable inputs including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	Significant unobservable inputs including the Portfolio’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Portfolio may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

(continues)       NQ-DPT-029 [1/19] 3/19 (764866) 3

(Unaudited)

2. Investments (continued)

The following table summarizes the valuation of the Portfolio’s investments by fair value hierarchy levels as of Jan. 31, 2019:

Securities	Level 1	Level 2	Total
Assets:
Common Stock	$102,347,029	$—	$102,347,029
Short-Term Investments	—	1,001,018	1,001,018
Total Value of Securities	$102,347,029	$1,001,018	$103,348,047

During the period ended Jan. 31, 2019, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Portfolio. The Portfolio’s policy is to recognize transfers between levels based on fair value at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Portfolio has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. During the period ended Jan. 31, 2019, there were no Level 3 investments.

3. Recent Accounting Pronouncements

In August 2018, the FASB issued an Accounting Standards Update (ASU), ASU 2018-13, which changes certain fair value measurement disclosure requirements. The ASU 2018-13, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. The ASU 2018-13 is effective for fiscal years, and interim periods within those fiscal years, beginning after Dec. 15, 2019. At this time, management is evaluating the implications of these changes on the financial statements.

4. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to Jan. 31, 2019, that would require recognition or disclosure in the Portfolio’s “Schedule of investments.”

4 NQ-DPT-029 [1/19] 3/19 (764866)

Schedule of investments
Delaware REIT Fund	January 31, 2019 (Unaudited)

	Number of shares	Value (US $)
Common Stock – 96.12%
Diversified REITs – 2.45%
Cousins Properties	72,100	$638,085
Vornado Realty Trust	18,532	1,295,572
		1,933,657
Healthcare REITs – 15.63%
Brookdale Senior Living †	509,199	4,149,972
HCP	61,000	1,923,940
Omega Healthcare Investors	26,200	1,052,978
Physicians Realty Trust	43,100	780,541
Sabra Health Care REIT	16,100	330,694
Welltower	52,800	4,091,472
		12,329,597
Hotel REITs – 4.89%
Host Hotels & Resorts	73,864	1,333,984
MGM Growth Properties Class A	20,600	638,600
Park Hotels & Resorts	42,300	1,271,961
RLJ Lodging Trust	33,100	614,005
		3,858,550
Industrial REITs – 8.60%
Duke Realty	43,700	1,277,788
Prologis	62,741	4,339,167
Rexford Industrial Realty	34,600	1,162,560
		6,779,515
Information Technology REITs – 6.62%
American Tower	7,300	1,261,732
Digital Realty Trust	8,200	888,388
Equinix	5,200	2,048,800
SBA Communications †	5,600	1,022,168
		5,221,088
Mall REIT – 7.31%
Simon Property Group	31,658	5,765,555
		5,765,555
Manufactured Housing REITs – 4.77%
Equity LifeStyle Properties	16,836	1,782,596
Sun Communities	18,000	1,978,380
		3,760,976

NQ-095 [1/19] 3/19 (764936)       1

Schedule of investments
Delaware REIT Fund (Unaudited)

	Number of shares	Value (US $)
Common Stock (continued)
Mixed REIT – 1.47%
Liberty Property Trust	24,600	$1,159,644
		1,159,644
Multifamily REITs – 19.05%
Apartment Investment & Management Class A	41,700	2,064,984
AvalonBay Communities	17,151	3,308,771
Camden Property Trust	29,700	2,879,415
Equity Residential	46,223	3,353,941
Essex Property Trust	3,659	992,321
UDR	55,400	2,423,750
		15,023,182
Office REITs – 7.56%
Boston Properties	15,874	2,093,304
Columbia Property Trust	64,300	1,419,101
Kilroy Realty	8,800	620,048
SL Green Realty	11,700	1,081,431
VEREIT	93,100	752,248
		5,966,132
Self-Storage REITs – 4.96%
CubeSmart	42,100	1,302,995
Extra Space Storage	19,100	1,883,451
Public Storage	3,402	722,993
		3,909,439
Shopping Center REITs – 4.35%
Kimco Realty	48,500	824,985
Regency Centers	21,425	1,392,625
Retail Properties of America Class A	51,600	652,224
SITE Centers	43,100	563,317
		3,433,151
Single Tenant REITs – 4.98%
National Retail Properties	26,693	1,406,988
STORE Capital	78,100	2,524,192
		3,931,180
Specialty REITs – 3.48%
Cushman & Wakefield †	51,300	884,412
EPR Properties	10,000	730,600
Invitation Homes	50,400	1,133,496
		2,748,508

Total Common Stock (cost $70,296,099)		75,820,174

2       NQ-095 [1/19] 3/19 (764936)

(Unaudited)

	Principal amount°	Value (US $)
Short-Term Investments – 3.36%
Discount Note – 0.93%≠
Federal Home Loan Bank 0.00% 2/1/19	732,518	$732,518
		732,518
Repurchase Agreements – 2.43%
Bank of America Merrill Lynch
2.55%, dated 1/31/19, to be repurchased on 2/1/19,
repurchase price $232,562 (collateralized by US
government obligations 2.125% 12/31/22;
market value $237,196)	232,545	232,545
Bank of Montreal
2.43%, dated 1/31/19, to be repurchased on 2/1/19,
repurchase price $639,543 (collateralized by US
government obligations 0.00%–4.375%
3/28/19–2/15/48; market value $652,290)	639,500	639,500
BNP Paribas
2.55%, dated 1/31/19, to be repurchased on 2/1/19,
repurchase price $1,048,558 (collateralized by US
government obligations 0.00%–4.375%
3/7/19–8/15/47; market value $1,069,454)	1,048,484	1,048,484
		1,920,529
Total Short-Term Investments (cost $2,653,047)		2,653,047

Total Value of Securities – 99.48%
(cost $72,949,146)		78,473,221
Receivables and Other Assets Net of Liabilities – 0.52%		406,949
Net Assets Applicable to 6,868,170 Shares Outstanding – 100.00%		$78,880,170

≠	The rate shown is the effective yield at the time of purchase.
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
†	Non-income producing security.

Summary of abbreviations:
REIT – Real Estate Investment Trust
USD – US Dollar

See accompanying notes.

NQ-095 [1/19] 3/19 (764936)       3

Notes
Delaware REIT Fund	January 31, 2019 (Unaudited)

1. Significant Accounting Policies

Delaware Pooled® Trust (Trust) - Delaware REIT Fund (Fund) is an open-end investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies. The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by the Fund. This report covers the period of time since the Fund’s last fiscal year end, Oct. 31, 2018.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, the mean between the bid and ask prices will be used, which approximates fair value. Investments in repurchase agreements are generally valued at par, which approximates fair value, each business day. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. Restricted securities are valued at fair value using methods approved by the Board.

2. Investments

US GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below and on the next page.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2 –

Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

4       NQ-095 [1/19] 3/19 (764936)

(Unaudited)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of Jan. 31, 2019:

Securities	Level 1	Level 2	Total
Assets:
Common Stock	$75,820,174	$—	$75,820,174
Short-Term Investments	—	2,653,047	2,653,047
Total Value of Securities	$75,820,174	$2,653,047	$78,473,221

During the period ended Jan. 31, 2019, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Fund. The Fund’s policy is to recognize transfers between levels based on fair value at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. During the period ended Jan. 31, 2019, there were no Level 3 investments.

3. Recent Accounting Pronouncements

In August 2018, the FASB issued an Accounting Standards Update, ASU 2018-13, which changes certain fair value measurement disclosure requirements. The ASU 2018-13, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. The ASU 2018-13 is effective for fiscal years, and interim periods within those fiscal years, beginning after Dec. 15, 2019. At this time, management is evaluating the implications of these changes on the financial statements.

4. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to Jan. 31, 2019, that would require recognition or disclosure in the Fund’s “Schedule of investments.”

NQ-095 [1/19] 3/19 (764936)       5

Item 2. Controls and Procedures.

The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: